UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.7%
Australia - 6.9%
AGL Energy	27,215	445,036
Alumina	103,183	218,026
Amcor	46,575	521,048
AMP	121,540	307,309
APA Group	49,225	353,106
Aristocrat Leisure	23,132	554,597
ASX	7,796	380,918
Aurizon Holdings	85,479	288,783
AusNet Services	72,030	87,248
Australia & New Zealand Banking Group	119,985	2,615,690
Bank of Queensland	16,881	139,121
Bendigo & Adelaide Bank	19,475	169,109
BHP Billiton	86,758	2,004,134
BHP Billiton	131,775	3,448,116
BlueScope Steel	22,644	296,635
Boral	45,387	224,788
Brambles	65,037	477,054
Caltex Australia	10,948	264,638
Challenger	23,612	217,867
CIMIC Group	4,044	145,357
Coca-Cola Amatil	22,091	157,426
Cochlear	2,328	351,160
Commonwealth Bank of Australia	71,896	4,000,514
Computershare	19,354	261,257
Crown Resorts	16,014	160,474
CSL	18,565	2,708,108
Dexus	40,447	302,416
Domino's Pizza Enterprises	2,506	92,938
Flight Centre Travel Group	2,140	108,290
Fortescue Metals Group	62,149	202,204
Goodman Group	66,254	473,397
GPT Group	73,335	280,737
Harvey Norman Holdings	21,349	56,343
Healthscope	74,351	120,594
Incitec Pivot	69,755	196,657
Insurance Australia Group	95,356	568,680
LendLease Group	23,510	351,141
Macquarie Group	13,312	1,212,191
Medibank Private	115,472	266,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Australia - 6.9% (continued)
Mirvac Group	150,475		254,632
National Australia Bank	111,660		2,346,624
Newcrest Mining	30,798		494,338
Oil Search	55,220		368,018
Orica	15,372		200,793
Origin Energy	70,777	[a]	512,985
QBE Insurance Group	55,136		413,163
Ramsay Health Care	5,670		237,094
REA Group	2,250		144,930
Santos	74,951	[a]	354,627
Scentre Group	219,936		693,418
SEEK	13,743		217,901
Sonic Healthcare	16,171		313,679
South32	207,032		548,209
Stockland	100,018		308,022
Suncorp Group	51,741		574,755
Sydney Airport	46,218		242,913
Tabcorp Holdings	79,303		274,877
Telstra	173,287		365,526
TPG Telecom	14,383		61,584
Transurban Group	90,169		782,865
Treasury Wine Estates	30,068		410,799
Vicinity Centres	137,818		273,239
Wesfarmers	46,609		1,714,734
Westpac Banking	139,700		3,051,525
Woodside Petroleum	36,536		979,664
Woolworths	52,784		1,178,989
			42,350,003
Austria - .2%
ANDRITZ	2,705		153,420
Erste Group Bank	12,465	[a]	538,431
OMV	6,042		341,571
Raiffeisen Bank International	5,860		195,332
voestalpine	4,531		227,048
			1,455,802
Belgium - 1.1%
Ageas	7,835		419,930
Anheuser-Busch InBev	31,270		3,177,080
Colruyt	2,524		150,807
Groupe Bruxelles Lambert	3,239		344,087
KBC Group	10,363		796,349
Proximus	6,406		156,720
Solvay	2,982		409,078
Telenet Group Holding	2,038	[a]	98,151

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Belgium - 1.1% (continued)
UCB	5,092		437,243
Umicore	8,575		502,283
			6,491,728
Chile - .0%
Antofagasta	16,439		216,951
China - .0%
Minth Group	28,000		105,832
Yangzijiang Shipbuilding Holdings	91,000		63,396
			169,228
Denmark - 1.7%
AP Moller - Maersk, Cl. A	154		207,202
AP Moller - Maersk, Cl. B	272		391,015
Carlsberg, Cl. B	4,315		520,146
Chr. Hansen Holding	3,982		412,233
Coloplast, Cl. B	4,784		521,717
Danske Bank	30,312		881,435
DSV	7,672		643,312
Genmab	2,466	[a]	422,528
H Lundbeck	2,953		213,598
ISS	6,826		255,526
Novo Nordisk, Cl. B	72,464		3,605,973
Novozymes, Cl. B	9,247		486,270
Orsted	7,631	[b]	470,569
Pandora	4,530		322,251
Tryg	5,238		128,141
Vestas Wind Systems	8,328		536,700
William Demant Holding	4,279	[a]	204,515
			10,223,131
Finland - 1.0%
Elisa	5,958		258,986
Fortum	18,444		463,180
Kone, Cl. B	13,972		764,078
Metso	4,141		151,473
Neste	5,198		429,141
Nokia	228,232		1,233,818
Nokian Renkaat	4,816		208,976
Orion, Cl. B	4,244		146,274
Sampo, Cl. A	17,872		907,829
Stora Enso, Cl. R	22,540		372,281
UPM-Kymmene	21,468		761,682
Wartsila	17,967		388,659
			6,086,377
France - 10.5%
Accor	7,811		402,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
France - 10.5% (continued)
Aeroports de Paris	1,220		273,002
Air Liquide	17,595		2,251,652
Airbus	23,844		2,952,751
Alstom	6,261		280,913
Amundi	2,557	[b]	176,442
Arkema	2,846		356,676
Atos	3,916		525,624
AXA	79,700		2,012,037
BioMerieux	1,765		146,898
BNP Paribas	46,129		3,000,989
Bollore	33,631		156,551
Bouygues	8,649		380,201
Bureau Veritas	10,332		266,041
Capgemini	6,600		846,912
Carrefour	24,125		433,152
Casino Guichard Perrachon	2,041		83,118
Cie de Saint-Gobain	20,523		913,196
Cie Generale des Etablissements
Michelin	7,031		904,748
CNP Assurances	6,982		163,221
Covivio	1,506		156,912
Credit Agricole	47,059		660,836
Danone	24,678		1,938,874
Dassault Aviation	105		193,926
Dassault Systemes	5,263		786,091
Edenred	9,478		373,385
Eiffage	3,157		353,269
Electricite de France	24,507		366,697
Engie	75,179		1,213,941
Essilor International	8,570		1,264,300
Eurazeo	1,930		149,216
Eutelsat Communications	6,845		146,739
Faurecia	3,057		207,661
Gecina	1,887		321,940
Getlink	19,532		257,956
Hermes International	1,285		813,672
ICADE	1,225		118,593
Iliad	1,015		160,811
Imerys	1,513		117,414
Ingenico Group	2,442		202,481
Ipsen	1,515		251,763
JCDecaux	2,684		87,652
Kering	3,113		1,658,830
Klepierre	8,463		319,279

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
France - 10.5% (continued)
Legrand	10,721		787,391
L'Oreal	10,344		2,533,182
LVMH Moet Hennessy Louis Vuitton	11,437		3,993,748
Natixis	36,653		263,412
Orange	82,053		1,401,743
Pernod Ricard	8,731		1,408,203
Peugeot	23,707		681,554
Publicis Groupe	8,746		559,099
Remy Cointreau	1,005		137,322
Renault	7,790		685,404
Rexel	12,502		195,635
Safran	13,714		1,699,450
Sanofi	46,301		4,023,761
Schneider Electric	22,071		1,775,511
SCOR	6,634		257,803
SEB	924		175,634
Societe BIC	1,212		115,846
Societe Generale	31,572		1,406,368
Sodexo	3,577		395,786
Suez	14,618		207,627
Teleperformance	2,368		434,097
Thales	4,298		565,049
Total	99,946		6,521,191
Ubisoft Entertainment	3,098	[a]	341,934
Unibail-Rodamco-Westfield	29,680	[a]	327,631
Unibail-Rodamco-Westfield	4,200		932,400
Valeo	9,750		478,656
Veolia Environnement	21,538		491,894
Vinci	20,667		2,077,357
Vivendi	42,701		1,108,762
Wendel	1,070		155,962
			64,788,263
Germany - 8.9%
1&1 Drillisch	2,258		134,308
adidas	7,738		1,710,992
Allianz	18,060		3,993,029
Axel Springer	1,985		148,294
BASF	37,676		3,618,848
Bayer	36,866		4,106,367
Bayerische Motoren Werke	13,620		1,317,151
Beiersdorf	4,077		474,806
Brenntag	6,431		385,516
Commerzbank	41,905	[a]	452,436
Continental	4,528		1,043,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Germany - 8.9% (continued)
Covestro	7,819	[b]	750,398
Daimler	37,326		2,582,143
Delivery Hero	3,669	[a,b]	208,394
Deutsche Bank	79,551		1,040,936
Deutsche Boerse	7,949		1,047,210
Deutsche Lufthansa	9,210		258,421
Deutsche Post	40,414		1,426,432
Deutsche Telekom	136,889	[a]	2,264,317
Deutsche Wohnen	14,285		696,038
E.ON	90,708		1,022,757
Evonik Industries	6,850		253,454
Fraport Frankfurt Airport Services
Worldwide	1,702		169,878
Fresenius & Co.	17,116		1,321,299
Fresenius Medical Care & Co.	8,893		868,724
GEA Group	7,022		274,173
Hannover Rueck	2,517		335,493
HeidelbergCement	6,162		523,216
Henkel & Co.	4,244		454,956
HOCHTIEF	849		152,544
HUGO BOSS	2,589		233,324
Infineon Technologies	46,756		1,238,565
Innogy	5,409	[a]	233,036
K+S	8,061		213,008
KION Group	2,752		189,000
LANXESS	3,733		306,802
Linde	7,576		1,870,116
MAN	1,351		151,635
Merck	5,192		533,386
METRO	7,713		95,258
MTU Aero Engines	2,124		449,444
Muenchener Rueckversicherungs	6,378		1,415,240
OSRAM Licht	3,983		177,785
ProSiebenSat.1 Media	9,404		254,367
Puma	333		166,998
RWE	21,113		553,936
SAP	40,304		4,713,461
Siemens	31,377		4,429,755
Siemens Healthineers	6,239	[b]	277,877
Symrise	4,967		448,760
Telefonica Deutschland Holding	30,497		133,634
thyssenkrupp	17,712		472,182
TUI	18,059		386,412
Uniper	8,104		252,952

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Germany - 8.9% (continued)
United Internet	5,130		275,839
Volkswagen	1,250		216,481
Vonovia	20,012		968,742
Wirecard	4,776		892,094
Zalando	4,413	[a,b]	253,292
			54,839,029
Hong Kong - 3.3%
AIA Group	495,200		4,335,403
ASM Pacific Technology	12,900		155,493
Bank of East Asia	49,550		196,907
BOC Hong Kong Holdings	152,500		738,152
CK Asset Holdings	106,475		814,446
CK Hutchison Holdings	110,975		1,205,796
CK Infrastructure Holdings	28,000		208,071
CLP Holdings	66,788		763,516
Dairy Farm International Holdings	13,500		110,197
Galaxy Entertainment Group	98,277		789,090
Hang Lung Group	36,000		106,593
Hang Lung Properties	84,000		177,033
Hang Seng Bank	31,600		859,778
Henderson Land Development	55,218		307,716
HK Electric Investments	106,500	[b]	108,688
HKT Trust & HKT	146,660		196,061
Hong Kong & China Gas	370,964		757,056
Hong Kong Exchanges & Clearing	48,035		1,422,010
Hongkong Land Holdings	49,000		356,556
Hysan Development	27,000		147,980
Jardine Matheson Holdings	8,846		598,083
Jardine Strategic Holdings	9,200		367,238
Kerry Properties	28,500		144,617
Li & Fung	251,200		85,305
Link REIT	89,500		886,946
Melco Resorts & Entertainment, ADR	9,830		254,204
MTR	59,500		333,496
New World Development	246,566		351,100
NWS Holdings	64,918		117,336
PCCW	167,000		97,546
Power Assets Holdings	56,000		395,007
Shangri-La Asia	49,000		80,138
Sino Land	127,730		219,983
SJM Holdings	78,530		95,673
Sun Hung Kai Properties	65,699		1,030,864
Swire Pacific, Cl. A	21,000		228,239
Swire Properties	48,800		192,645

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Hong Kong - 3.3% (continued)
Techtronic Industries	57,365		320,486
WH Group	362,000	[b]	290,464
Wharf Holdings	50,311		166,691
Wharf Real Estate Investment Co.	50,311		366,958
Wheelock & Co.	34,000		241,494
Yue Yuen Industrial Holdings	26,800		71,845
			20,692,900
Ireland - .7%
AerCap Holdings	5,384	[a]	302,204
AIB Group	34,440		197,261
Bank of Ireland Group	38,943		334,296
CRH	34,519		1,175,633
DCC	3,616		334,251
James Hardie Industries-CDI	18,436		294,191
Kerry Group, Cl. A	6,378		677,357
Paddy Power Betfair	3,405		371,160
Ryanair Holdings	3,900	[a]	64,270
Smurfit Kappa Group	8,987		368,579
			4,119,202
Isle Of Man - .1%
GVC Holdings	22,439		344,379
Israel - .5%
Azrieli Group	1,603		76,768
Bank Hapoalim	41,644		294,385
Bank Leumi Le-Israel	59,125		370,447
Bezeq The Israeli Telecommunication
Corporation	79,342		84,048
Check Point Software Technologies	5,416	[a]	610,221
Elbit Systems	962		115,424
Frutarom Industries	1,569		158,603
Israel Chemicals	26,855		128,568
Israel Discount Bank, Cl. A	1		3
Mizrahi Tefahot Bank	6,222		120,973
NICE	2,452	[a]	268,568
Teva Pharmaceutical Industries, ADR	38,901		931,290
			3,159,298
Italy - 2.1%
Assicurazioni Generali	47,524		843,300
Atlantia	19,947		591,483
Davide Campari-Milano	24,584		207,226
Enel	334,185		1,860,293
Eni	104,516		2,015,161
Ferrari	4,926		654,197
Intesa Sanpaolo	554,133		1,702,257

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Italy - 2.1% (continued)
Intesa Sanpaolo-RSP	38,108		121,279
Leonardo	17,321		207,497
Luxottica Group	6,952		470,284
Mediobanca	25,563		264,817
Moncler	7,137		314,654
Pirelli & C	15,955	[b]	139,340
Poste Italiane	21,336	[b]	198,324
Prysmian	8,403		215,129
Recordati	4,207		157,547
Snam	93,215		399,845
Telecom Italia	474,399	[a]	365,623
Telecom Italia-RSP	232,484		154,631
Terna Rete Elettrica Nazionale	58,277		325,841
UniCredit	82,563		1,459,594
			12,668,322
Japan - 23.0%
ABC-Mart	1,500		81,233
Acom	15,500		61,835
Aeon	25,300		513,833
AEON Financial Service	4,860		100,255
AEON Mall	4,480		78,441
AGC	7,760		325,364
Air Water	5,500		100,491
Aisin Seiki	6,600		307,503
Ajinomoto	18,900		334,472
Alfresa Holdings	7,600		182,535
Alps Electric	7,700		222,024
Amada Holdings	13,900		139,473
ANA Holdings	4,900		179,891
Aozora Bank	4,795		179,226
Asahi Group Holdings	14,700		713,931
Asahi Kasei	50,800		679,243
Asics	5,900		95,992
Astellas Pharma	79,795		1,299,551
Bandai Namco Holdings	8,250		330,553
Bank of Kyoto	2,400		116,349
Benesse Holdings	3,200		116,497
Bridgestone	24,800		977,362
Brother Industries	9,400		191,501
CALBEE	3,500		115,954
Canon	40,717		1,319,507
Casio Computer	7,200		117,897
Central Japan Railway	5,900		1,228,160
Chiba Bank	25,000		178,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 23.0% (continued)
Chubu Electric Power	24,700		380,446
Chugai Pharmaceutical	9,128		464,777
Chugoku Electric Power	10,400		136,803
Coca-Cola Bottlers Japan Holdings	5,400		194,630
Concordia Financial Group	45,000		241,800
Credit Saison	6,200		96,748
CyberAgent	4,000		210,127
CYBERDYNE	4,200	[a]	49,526
Dai Nippon Printing	9,900		216,373
Daicel	11,800		130,002
Daifuku Co.	4,300		188,830
Dai-ichi Life Holdings	44,500		838,000
Daiichi Sankyo	22,783		944,346
Daikin Industries	10,300		1,230,807
Daito Trust Construction	2,900		484,784
Daiwa House Industry	23,400		853,630
Daiwa House REIT Investment	73		180,311
Daiwa Securities Group	64,000		373,380
DeNA	4,300		81,058
Denso	17,800		878,269
Dentsu	8,800		369,717
Disco	1,200		204,225
Don Quijote Holdings	5,000		234,016
East Japan Railway	12,500		1,169,371
Eisai	10,300		885,786
Electric Power Development	6,080		164,758
FamilyMart UNY Holdings	3,117		290,453
FANUC	7,929		1,560,144
Fast Retailing	2,358		1,033,742
Fuji Electric	23,000		169,788
FUJIFILM Holdings	15,600		642,862
Fujitsu	79,800		544,123
Fukuoka Financial Group	33,000		181,028
Hakuhodo DY Holdings	9,900		152,224
Hamamatsu Photonics	5,500		233,044
Hankyu Hanshin Holdings	9,300		371,475
Hikari Tsushin	900		151,271
Hino Motors	9,600		108,298
Hirose Electric	1,433		174,705
Hisamitsu Pharmaceutical	2,400		175,593
Hitachi	198,900		1,390,052
Hitachi Chemical	4,000		79,162
Hitachi Construction Machinery	4,600		147,645
Hitachi High-Technologies	2,700		110,290

Description	Shares	Value ($)
Common Stocks - 96.7% (continued)
Japan - 23.0% (continued)
Hitachi Metals	7,900	85,585
Honda Motor	66,959	2,016,226
Hoshizaki	2,200	221,859
Hoya	15,700	946,307
Hulic	11,200	109,798
Idemitsu Kosan	5,400	243,374
IHI	6,000	210,234
Iida Group Holdings	5,800	113,753
INPEX	41,100	451,293
Isetan Mitsukoshi Holdings	12,620	152,491
Isuzu Motors	23,000	311,072
ITOCHU	57,300	1,017,155
J Front Retailing	9,200	134,726
Japan Airlines	4,400	162,400
Japan Airport Terminal	1,800	85,532
Japan Exchange Group	20,800	370,203
Japan Post Bank	15,500	186,073
Japan Post Holdings	64,000	705,791
Japan Prime Realty Investment	35	126,018
Japan Real Estate Investment	55	287,850
Japan Retail Fund Investment	100	182,404
Japan Tobacco	45,300	1,288,803
JFE Holdings	19,960	405,188
JGC	8,700	168,836
JSR	8,100	155,403
JTEKT	8,200	118,786
JXTG Holdings	134,226	986,461
Kajima	36,800	287,203
Kakaku.com	5,100	107,527
Kamigumi	4,700	98,319
Kaneka	10,000	88,032
Kansai Electric Power	28,099	399,464
Kansai Paint	7,800	179,216
Kao	20,400	1,488,875
Kawasaki Heavy Industries	5,900	172,971
KDDI	74,363	2,073,443
Keihan Holdings	4,200	152,959
Keikyu	10,000	163,874
Keio	4,400	216,207
Keisei Electric Railway	5,100	169,820
Keyence	3,970	2,095,386
Kikkoman	6,000	284,670
Kintetsu Group Holdings	7,335	291,771
Kirin Holdings	33,400	854,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 23.0% (continued)
Kobayashi Pharmaceutical	2,000		166,824
Kobe Steel	13,300		130,735
Koito Manufacturing	4,300		276,713
Komatsu	38,000		1,115,967
Konami Holdings	3,900		183,656
Konica Minolta	20,200		181,189
Kose	1,300		249,053
Kubota	40,100		672,693
Kuraray	13,000		183,649
Kurita Water Industries	3,600		105,219
Kyocera	13,200		767,410
Kyowa Hakko Kirin	10,705		203,799
Kyushu Electric Power	16,000		188,535
Kyushu Railway	6,700		205,897
Lawson	2,100		126,122
LINE	2,800	[a]	122,124
Lion	9,400		170,467
LIXIL Group	10,824		221,990
M3	8,500		323,133
Mabuchi Motor	1,900		93,598
Makita	9,300		418,326
Marubeni	63,400		483,647
Marui Group	7,600		151,016
Maruichi Steel Tube	2,000		68,896
Mazda Motor	23,800		296,282
McDonald's Holdings Co. Japan	2,800		133,762
Mebuki Financial Group	34,130		121,840
Medipal Holdings	7,300		148,404
MEIJI Holdings	4,942		388,582
MINEBEA MITSUMI	15,900		285,028
MISUMI Group	11,638		296,729
Mitsubishi	55,198		1,542,562
Mitsubishi Chemical Holdings	52,480		458,256
Mitsubishi Electric	74,100		1,006,449
Mitsubishi Estate	47,900		833,257
Mitsubishi Gas Chemical	6,700		149,667
Mitsubishi Heavy Industries	12,470		468,181
Mitsubishi Materials	4,600		130,582
Mitsubishi Motors	28,600		217,844
Mitsubishi Tanabe Pharma	10,700		200,487
Mitsubishi UFJ Financial Group	484,890		2,981,469
Mitsubishi UFJ Lease & Finance	18,700		113,281
Mitsui & Co.	70,200		1,176,730
Mitsui Chemicals	7,600		204,252

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 23.0% (continued)
Mitsui Fudosan	36,786		880,137
Mitsui OSK Lines	5,000		129,475
Mizuho Financial Group	991,200		1,725,394
MS&AD Insurance Group Holdings	19,657		601,198
Murata Manufacturing	7,300		1,277,949
Nabtesco	4,700		145,835
Nagoya Railroad	7,600		190,729
NEC	10,480		290,851
NEXON	17,700	[a]	254,770
NGK Insulators	11,100		194,888
NGK Spark Plug	6,626		190,963
NH Foods	3,500		139,198
Nidec	9,100		1,319,065
Nikon	13,460		227,366
Nintendo	4,625		1,524,678
Nippon Building Fund	56		312,039
Nippon Electric Glass	3,417		110,560
Nippon Express	3,000		196,407
Nippon Paint Holdings	6,000		262,685
Nippon Prologis REIT	74		149,716
Nippon Steel & Sumitomo Metal	31,461		627,718
Nippon Telegraph & Telephone	28,500		1,318,887
Nippon Yusen	7,080		136,330
Nissan Chemical Industries	5,000		224,073
Nissan Motor	95,700		904,419
Nisshin Seifun Group	8,138		159,436
Nissin Foods Holdings	2,500		172,640
Nitori Holdings	3,300		498,038
Nitto Denko	6,600		478,530
NOK	3,600		72,273
Nomura Holdings	140,100		664,408
Nomura Real Estate Holdings	4,500		98,254
Nomura Real Estate Master Fund	158		223,739
Nomura Research Institute	4,583		220,229
NSK	16,000		174,690
NTT Data	26,400		301,229
NTT DOCOMO	56,100		1,443,683
Obayashi	25,300		264,265
Obic	2,600		223,325
Odakyu Electric Railway	11,600		245,779
Oji Holdings	36,000		213,681
Olympus	12,100		491,008
Omron	7,800		352,136
Ono Pharmaceutical	15,900		375,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 23.0% (continued)
Oracle Japan	1,600		134,361
Oriental Land	8,100		879,704
ORIX	54,600		886,588
Osaka Gas	15,400		296,078
OTSUKA	4,400		172,119
Otsuka Holdings	15,700		726,403
Panasonic	90,895		1,172,334
Park24	4,700		132,228
Persol Holdings	7,500		163,404
Pola Orbis Holdings	3,900		151,270
Rakuten	35,100		247,566
Recruit Holdings	45,400		1,245,031
Renesas Electronics	33,400	[a]	298,080
Resona Holdings	84,800		482,983
Ricoh	27,200		265,448
Rinnai	1,400		121,112
Rohm	3,900		332,776
Ryohin Keikaku	1,000		321,073
Sankyo	1,500		59,185
Santen Pharmaceutical	14,600		244,159
SBI Holdings	9,030		246,486
Secom	8,500		649,774
Sega Sammy Holdings	7,484		119,244
Seibu Holdings	8,900		150,200
Seiko Epson	11,800		212,971
Sekisui Chemical	15,400		275,781
Sekisui House	25,000		426,002
Seven & i Holdings	30,960		1,263,758
Seven Bank	26,000		78,746
SG Holdings Co.	3,800		83,194
Sharp	7,000		162,630
Shimadzu	9,100		259,635
Shimamura	1,000		93,623
Shimano	3,100		445,851
Shimizu	22,000		230,476
Shin-Etsu Chemical	14,900		1,505,052
Shinsei Bank	6,900		108,717
Shionogi & Co.	11,400		621,068
Shiseido	15,600		1,148,240
Shizuoka Bank	19,400		179,049
Showa Shell Sekiyu	8,500		139,728
SMC	2,400		808,453
SoftBank Group	33,900		2,818,811
Sohgo Security Services	3,100		141,992

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 23.0% (continued)
Sompo Holdings	13,870		563,628
Sony	51,980		2,811,226
Sony Financial Holdings	7,000		134,450
Stanley Electric	5,500		193,011
Start Today	8,100		325,684
Subaru	25,400		740,803
SUMCO	9,900		212,213
Sumitomo	45,600		750,186
Sumitomo Chemical	61,000		350,990
Sumitomo Dainippon Pharma	6,900		133,726
Sumitomo Electric Industries	30,400		467,667
Sumitomo Heavy Industries	4,900		169,907
Sumitomo Metal Mining	9,800		352,608
Sumitomo Mitsui Financial Group	55,200		2,190,684
Sumitomo Mitsui Trust Holdings	13,364		531,573
Sumitomo Realty & Development Co.	15,000		549,215
Sumitomo Rubber Industries	7,400		122,437
Sundrug	3,000		120,163
Suntory Beverage & Food	5,800		247,326
Suruga Bank	7,200		64,667
Suzuken	3,212		140,632
Suzuki Motor	14,000		822,725
Sysmex	6,700		635,061
T&D Holdings	23,200		346,151
Taiheiyo Cement	4,600		144,816
Taisei	8,800		489,754
Taisho Pharmaceutical Holdings	1,400		158,377
Taiyo Nippon Sanso	6,000		92,023
Takashimaya	12,000		100,430
Takeda Pharmaceutical	29,300		1,228,480
TDK	5,400		578,670
Teijin	7,000		130,562
Terumo	12,300		675,599
THK	5,100		138,630
Tobu Railway	8,000		235,994
Toho	4,700		140,343
Toho Gas	3,200		109,137
Tohoku Electric Power	17,400		220,996
Tokio Marine Holdings	27,700		1,316,784
Tokyo Century	1,700		92,977
Tokyo Electric Power Co. Holdings	57,972	[a]	277,431
Tokyo Electron	6,500		1,118,873
Tokyo Gas	16,000		390,190
Tokyo Tatemono	8,500		114,383

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 23.0% (continued)
Tokyu	20,810		358,208
Tokyu Fudosan Holdings	21,900		148,751
Toppan Printing	22,000		169,480
Toray Industries	57,500		446,287
Toshiba	265,000	[a]	813,696
Tosoh	10,600		172,873
TOTO	5,800		270,899
Toyo Seikan Group Holdings	7,100		130,806
Toyo Suisan Kaisha	3,400		122,982
Toyoda Gosei	2,400		60,658
Toyota Industries	6,000		338,678
Toyota Motor	93,655		6,137,873
Toyota Tsusho	8,900		303,654
Trend Micro	4,800		283,762
Tsuruha Holdings	1,500		184,557
Unicharm	16,500		503,132
United Urban Investment	116		180,097
USS	9,100		172,603
West Japan Railway	6,600		461,039
Yahoo! Japan	55,100		209,740
Yakult Honsha	4,400		317,028
Yamada Denki	26,900		133,207
Yamaguchi Financial Group	7,000		79,353
Yamaha	5,700		266,535
Yamaha Motor	11,200		295,848
Yamato Holdings	12,600		365,123
Yamazaki Baking	5,000		124,495
Yaskawa Electric	9,800		323,417
Yokogawa Electric	9,500		169,028
Yokohama Rubber	4,500		96,287
			142,218,185
Jersey - .0%
Randgold Resources	3,786		280,382
Luxembourg - .3%
ArcelorMittal	26,911		861,565
Eurofins Scientific	476		259,887
Millicom International Cellular, SDR	2,847		182,392
RTL Group	1,680		125,620
SES	14,758		294,844
Tenaris	19,671		360,525
			2,084,833
Macau - .1%
MGM China Holdings	40,000		85,998
Sands China	100,213		515,601

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Macau - .1% (continued)
Wynn Macau	65,200		192,765
			794,364
Mexico - .0%
Fresnillo	9,224		125,611
Netherlands - 4.7%
ABN AMRO Group	17,087	[b]	472,520
Aegon	73,228		481,422
Akzo Nobel	10,323		952,954
ASML Holding	16,817		3,588,140
EXOR	4,524		297,539
Heineken	10,675		1,079,934
Heineken Holding	4,658		449,501
ING Groep	159,555		2,437,631
Koninklijke Ahold Delhaize	51,322		1,304,068
Koninklijke DSM	7,505		799,351
Koninklijke KPN	139,890		404,043
Koninklijke Philips	38,826		1,704,421
Koninklijke Vopak	2,912		137,115
NN Group	12,657		558,106
NXP Semiconductors	14,126	[a]	1,346,773
QIAGEN	9,188	[a]	329,709
Randstad	4,812		304,309
Royal Dutch Shell, Cl. A	188,448		6,465,169
Royal Dutch Shell, Cl. B	153,564		5,374,544
Wolters Kluwer	11,996		722,943
			29,210,192
New Zealand - .2%
a2 Milk	29,178	[a]	208,954
Auckland International Airport	36,928		168,143
Fisher & Paykel Healthcare	24,032		241,776
Fletcher Building	34,315		164,907
Meridian Energy	52,186		111,839
Ryman Healthcare	16,781		139,327
Spark New Zealand	75,655		199,785
			1,234,731
Norway - .7%
Aker	4,309		154,150
DNB	39,204		792,645
Equinor	47,861		1,268,192
Gjensidige Forsikring	8,353		134,051
Marine Harvest	17,119		374,383
Norsk Hydro	54,441		310,220
Orkla	33,180		280,529
Schibsted, Cl. B	3,578		116,132

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Norway - .7% (continued)
Telenor	31,035		606,929
Yara International	7,257		319,767
			4,356,998
Portugal - .2%
Banco Espirito Santo	118,053	[a,c]	14
EDP - Energias de Portugal	103,070		420,602
Galp Energia	20,573		423,108
Jeronimo Martins	10,446		155,453
			999,177
Singapore - 1.2%
Ascendas Real Estate Investment Trust	97,433		197,328
CapitaLand	106,800		253,803
CapitaLand Commercial Trust	107,851		138,731
CapitaLand Mall Trust	103,800		165,064
City Developments	17,000		125,121
ComfortDelGro	93,200		160,992
DBS Group Holdings	73,788		1,449,295
Genting Singapore	251,927		237,531
Golden Agri-Resources	278,440		57,304
Jardine Cycle & Carriage	4,113		101,777
Keppel	60,600		306,575
Oversea-Chinese Banking	129,487		1,102,678
SATS	27,600		105,416
Sembcorp Industries	43,254		85,256
Singapore Airlines	22,833		165,668
Singapore Exchange	34,000		186,204
Singapore Press Holdings	69,075		147,915
Singapore Technologies Engineering	58,600		147,511
Singapore Telecommunications	328,851		776,602
Suntec REIT	99,000		134,483
United Overseas Bank	55,063		1,093,597
UOL Group	21,111		111,254
Venture Corp.	10,900		134,151
Wilmar International	77,300		177,879
			7,562,135
South Africa - .0%
Investec	26,558		192,476
Mediclinic International	14,249		95,683
			288,159
Spain - 3.0%
ACS Actividades de Construccion y
Servicios	10,453		458,337
Aena	2,795	[b]	507,320
Amadeus IT Group	18,047		1,539,434

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Spain - 3.0% (continued)
Banco Bilbao Vizcaya Argentaria	273,956		2,009,056
Banco de Sabadell	233,993		389,933
Banco Santander	661,966		3,701,726
Bankia	48,254		189,788
Bankinter	28,227		272,535
CaixaBank	148,383		685,914
Enagas	9,056		253,044
Endesa	12,790		295,706
Ferrovial	20,471		423,081
Grifols	12,418		360,853
Iberdrola	238,155		1,850,869
Inditex	44,864		1,470,470
Mapfre	40,366		126,733
Naturgy Energy Group	14,587		395,287
Red Electrica	17,696		375,253
Repsol	56,097		1,113,372
Siemens Gamesa Renewable Energy	10,111	[a]	142,700
Telefonica	192,055		1,726,266
			18,287,677
Sweden - 2.5%
Alfa Laval	11,798		324,019
Assa Abloy, Cl. B	41,326		819,123
Atlas Copco, Cl. A	27,151		779,337
Atlas Copco, Cl. B	15,710		411,479
Boliden	11,015		327,950
Electrolux, Ser. B	9,785		229,617
Epiroc, Cl. A	27,151	[a]	325,085
Epiroc, Cl. B	15,710	[a]	166,481
Ericsson, Cl. B	126,651		994,165
Essity, Cl. B	25,067		626,625
Hennes & Mauritz, Cl. B	35,744		556,405
Hexagon, Cl. B	10,410		634,529
Husqvarna, Cl. B	17,528		138,678
ICA Gruppen	3,218		106,744
Industrivarden, Cl. C	6,910		145,578
Investor, Cl. B	18,798		819,257
Kinnevik, Cl. B	9,274		320,171
L E Lundbergforetagen, Cl. B	3,112		101,648
Lundin Petroleum	7,919		261,221
Nordea Bank	125,019		1,328,732
Sandvik	45,860		838,029
Securitas, Cl. B	11,961		215,231
Skandinaviska Enskilda Banken, Cl. A	65,527		700,550
Skanska, Cl. B	14,100		265,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Sweden - 2.5% (continued)
SKF, Cl. B	15,606		320,512
Svenska Handelsbanken, Cl. A	63,087		779,087
Swedbank, Cl. A	36,390		861,208
Swedish Match	7,321		400,278
Tele2, Cl. B	14,711		197,374
Telia	114,927		552,744
Volvo, Cl. B	64,483		1,129,294
			15,676,599
Switzerland - 8.5%
ABB	75,739		1,739,628
Adecco Group	6,546		403,033
Baloise Holding	2,039		318,490
Barry Callebaut	92		157,086
Cie Financiere Richemont	21,444		1,883,722
Clariant	8,817	[a]	211,347
Coca-Cola HBC	8,135	[a]	291,799
Credit Suisse Group	105,071	[a]	1,694,104
Dufry	1,417	[a]	187,708
EMS-Chemie Holding	344		220,475
Ferguson	9,557		753,036
Geberit	1,487		663,078
Givaudan	381		893,676
Glencore	473,815	[a]	2,087,228
Julius Baer Group	9,021	[a]	495,835
Kuehne + Nagel International	2,251		359,815
LafargeHolcim	20,001	[a]	1,022,678
Lindt & Spruengli	4		320,749
Lindt & Spruengli-PC	41		282,791
Lonza Group	3,001	[a]	924,741
Nestle	127,538		10,392,698
Novartis	91,177		7,653,493
Pargesa Holding-BR	1,544		129,237
Partners Group Holding	708		537,827
Roche Holding	28,802		7,068,219
Schindler Holding	853		193,038
Schindler Holding-PC	1,696		395,113
SGS	221		577,070
Sika	5,220		743,714
Sonova Holding	2,235		412,438
STMicroelectronics	27,500		597,788
Straumann Holding	428		332,649
Swatch Group	2,353		193,989
Swatch Group-BR	1,243		558,371
Swiss Life Holding	1,378	[a]	494,908

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Switzerland - 8.5% (continued)
Swiss Prime Site	2,854	[a]	261,795
Swiss Re	12,710		1,165,820
Swisscom	1,074		504,604
Temenos	2,402	[a]	386,733
UBS Group	158,228	[a]	2,606,276
Vifor Pharma	1,950		369,501
Zurich Insurance Group	6,218		1,912,571
			52,398,871
United Arab Emirates - .0%
NMC Health	4,147		206,471
United Kingdom - 14.9%
3i Group	38,886		482,958
Admiral Group	7,739		201,137
Anglo American	43,318		987,903
Ashtead Group	20,215		622,401
Associated British Foods	14,759		475,419
AstraZeneca	51,947		3,999,404
Auto Trader Group	40,948	[b]	228,402
Aviva	165,237		1,083,112
Babcock International Group	10,761		100,900
BAE Systems	131,215		1,123,843
Barclays	701,116		1,782,838
Barratt Developments	40,982		287,000
Berkeley Group Holdings	5,356		262,233
BP	816,546		6,135,178
British American Tobacco	94,051		5,182,791
British Land	39,207		339,515
BT Group	347,580		1,064,077
Bunzl	13,569		403,188
Burberry Group	16,662		460,454
Centrica	228,930		446,608
CNH Industrial	42,395		498,094
Coca-Cola European Partners	8,778		362,005
Compass Group	65,127		1,400,842
ConvaTec Group	55,965	[b]	160,809
Croda International	5,291		357,918
Diageo	100,918		3,708,622
Direct Line Insurance Group	56,151		253,416
easyJet	6,768		143,624
Experian	37,868		930,371
Fiat Chrysler Automobiles	44,415	[a]	759,245
G4S	60,183		217,739
GlaxoSmithKline	203,357		4,219,615
Hammerson	32,066		219,696

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
United Kingdom - 14.9% (continued)
Hargreaves Lansdown	11,889		323,797
HSBC Holdings	820,178		7,854,595
Imperial Brands	39,225		1,503,169
Informa	48,396		501,024
InterContinental Hotels Group	7,269		448,605
International Consolidated Airlines
Group	25,819		239,749
Intertek Group	6,547		505,630
ITV	146,301		316,221
J Sainsbury	70,525		302,328
John Wood Group	27,264		232,436
Johnson Matthey	7,793		384,833
Kingfisher	89,958		350,060
Land Securities Group	29,898		370,153
Legal & General Group	245,689		846,115
Lloyds Banking Group	2,959,381		2,421,109
London Stock Exchange Group	12,697		732,343
Marks & Spencer Group	68,114		275,164
Meggitt	32,324		241,721
Melrose Industries	195,079		553,091
Merlin Entertainments	31,172	[b]	160,944
Micro Focus International	17,392		283,907
Mondi	14,634		403,094
National Grid	138,467		1,477,537
Next	5,992		466,551
Pearson	32,788		396,951
Persimmon	12,280		399,689
Prudential	106,208		2,512,509
Reckitt Benckiser Group	27,461		2,448,021
RELX	38,911		844,845
RELX	43,620		951,189
Rio Tinto	49,320		2,724,305
Rio Tinto	16,985		1,023,576
Rolls-Royce Holdings	68,740	[a]	893,315
Royal Bank of Scotland Group	187,528	[a]	627,816
Royal Mail	35,349		217,771
RSA Insurance Group	40,705		343,874
Sage Group	43,497		355,306
Schroders	5,179		211,357
Segro	41,218		359,565
Severn Trent	9,605		243,772
Sky	41,853		836,549
Smith & Nephew	35,553		616,228
Smiths Group	15,938		337,438

Description		Shares	Value ($)
Common Stocks - 96.7% (continued)
United Kingdom - 14.9% (continued)
SSE		41,243	676,448
St. James's Place		21,386	337,965
Standard Chartered		114,973	1,036,703
Standard Life Aberdeen		111,082	454,869
Taylor Wimpey		132,556	304,128
Tesco		400,272	1,366,898
Travis Perkins		10,350	162,558
Unilever		63,311	3,641,296
Unilever		50,555	2,888,882
United Utilities Group		27,251	257,117
Vodafone Group		1,094,796	2,671,517
Weir Group		9,698	247,463
Whitbread		7,508	385,576
WM Morrison Supermarkets		88,115	301,992
WPP		52,373	819,987
			91,993,008
United States - .4%
Carnival		7,269	422,418
Shire		37,380	2,127,959
			2,550,377
Total Common Stocks (cost $437,409,445)			597,872,383
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .6%
Germany - .6%
Bayerische Motoren Werke	5.54	2,325	192,513
Fuchs Petrolub	1.85	2,998	169,220
Henkel & Co.	1.6	7,345	920,757
Porsche Automobil Holding	3.2	6,352	430,163
Sartorius	0.35	1,419	230,678
Schaeffler	4.56	6,779	92,933
Volkswagen	2.79	7,633	1,359,036
Total Preferred Stocks (cost $2,293,354)			3,395,300
		Number of
		Rights
Rights - .0%
Spain - .0%
Iberdrola
(cost $33,454)		238,155	53,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
		Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.89%, 9/6/18
(cost $758,560)		760,000 [d,e]	758,567
	7-Day
	Yield (%)
Other Investment - 2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $14,481,023)	1.89	14,481,023 [f]	14,481,023
Total Investments (cost $454,975,836)		99.7%	616,560,519
Cash and Receivables (Net)		.3%	1,951,602
Net Assets		100.0%	618,512,121

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$4,403,783 or .71% of net assets.
[c] The fund held Level 3 securities at July 31, 2018, these securities were valued at $14 or .0% of net assets.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
Dreyfus International Stock Index Fund
July 31, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
MSCI EAFE Index	166 9/2018	16,562,740	16,635,690	72,950
Gross Unrealized Appreciation				72,950

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	3,806,696	594,065,673	†	14	597,872,383
Equity Securities - Foreign
Preferred Stocks	-	3,395,300	†	-	3,395,300
Registered Investment
Company	14,481,023	-		-	14,481,023
U.S. Treasury	-	758,567		-	758,567
Rights	-	53,246	†	-	53,246
Other Financial Instruments:
Futures††	72,950	-		-	72,950

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts ( “forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized

NOTES

gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2018, accumulated net unrealized appreciation on investments was $161,584,683, consisting of $191,541,215 gross unrealized appreciation and $29,956,532 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - .6%
Aptiv	29,301		2,873,549
BorgWarner	20,784		956,480
Ford Motor	418,868		4,205,435
General Motors	137,642		5,218,008
Goodyear Tire & Rubber	27,593		668,027
Harley-Davidson	18,258	[a]	783,086
			14,704,585
Banks - 6.3%
Bank of America	1,024,496		31,636,436
BB&T	83,864		4,261,130
Citigroup	277,487		19,948,540
Citizens Financial Group	53,134		2,113,671
Comerica	19,222		1,863,381
Fifth Third Bancorp	73,939		2,187,855
Huntington Bancshares	120,391		1,858,837
JPMorgan Chase & Co.	369,776		42,505,751
KeyCorp	113,153		2,361,503
M&T Bank	15,805		2,739,797
People's United Financial	38,306	[a]	698,318
PNC Financial Services Group	50,772		7,353,309
Regions Financial	122,946		2,288,025
SunTrust Banks	50,323		3,626,779
SVB Financial Group	5,771	[b]	1,776,775
U. S. Bancorp	169,739		8,997,864
Wells Fargo & Co.	476,102		27,275,884
Zions Bancorporation	22,198	[a]	1,147,637
			164,641,492
Capital Goods - 7.0%
3M	64,240		13,639,437
A.O. Smith	15,272		909,142
Allegion	10,287	[a]	838,802
AMETEK	24,232		1,885,250
Arconic	44,465		964,446
Boeing	59,479		21,192,368
Caterpillar	64,393		9,259,713
Cummins	16,624		2,374,073
Deere & Co.	35,363		5,120,209
Dover	16,676		1,383,774
Eaton	47,996		3,991,827

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 7.0% (continued)
Emerson Electric	68,419		4,945,325
Fastenal	31,350		1,784,755
Flowserve	15,085	[a]	668,718
Fluor	15,586		798,783
Fortive	33,614		2,759,037
Fortune Brands Home & Security	16,640		965,120
General Dynamics	29,701		5,933,072
General Electric	942,752		12,849,710
Harris	13,036		2,150,288
Honeywell International	81,436		13,001,257
Huntington Ingalls Industries	4,774		1,112,581
Illinois Tool Works	33,202		4,758,843
Ingersoll-Rand	26,712		2,631,399
Jacobs Engineering Group	12,601		852,206
Johnson Controls International	101,425		3,804,452
L3 Technologies	8,634		1,851,475
Lockheed Martin	26,991		8,801,765
Masco	34,677		1,398,523
Northrop Grumman	18,956		5,696,088
PACCAR	38,351		2,520,428
Parker-Hannifin	14,578		2,464,411
Pentair	18,119		809,013
Quanta Services	16,465	[b]	560,963
Raytheon	31,243		6,187,051
Rockwell Automation	14,054		2,635,968
Rockwell Collins	17,642		2,452,062
Roper Technologies	11,278		3,404,828
Snap-on	6,106		1,035,517
Stanley Black & Decker	16,766		2,506,014
Textron	28,706		1,959,759
TransDigm Group	5,299	[a]	1,989,986
United Rentals	9,035	[b]	1,344,408
United Technologies	80,150		10,879,561
W.W. Grainger	5,698	[a]	1,974,699
Xylem	19,699		1,508,155
			182,555,261
Commercial & Professional Services - .7%
Cintas	9,503		1,943,173
Copart	21,925	[b]	1,258,276
Equifax	12,955		1,625,852
FleetCor Technologies	9,727	[b]	2,110,759
IHS Markit	38,788	[b]	2,056,928
Nielsen Holdings	35,156	[a]	828,275
Republic Services	25,042		1,815,044

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Commercial & Professional Services - .7% (continued)
Robert Half International	13,289		1,006,775
Stericycle	9,633	[a,b]	672,961
Verisk Analytics	16,780	[b]	1,856,204
Waste Management	43,099		3,878,910
			19,053,157
Consumer Durables & Apparel - 1.2%
D.R. Horton	37,701		1,647,534
Garmin	12,830		801,234
Hanesbrands	37,767	[a]	840,693
Hasbro	12,636	[a]	1,258,672
Leggett & Platt	13,704	[a]	597,083
Lennar, Cl. A	29,976		1,566,846
Mattel	38,889	[a]	617,168
Michael Kors Holdings	15,939	[b]	1,063,609
Mohawk Industries	7,002	[b]	1,318,897
Newell Brands	51,236		1,341,871
NIKE, Cl. B	139,378		10,719,562
PulteGroup	28,672		816,865
PVH	8,463		1,299,240
Ralph Lauren	5,873		792,738
Tapestry	30,224		1,424,155
Under Armour, Cl. A	20,661	[a,b]	412,600
Under Armour, Cl. C	20,823	[a,b]	390,223
VF	35,782		3,294,449
Whirlpool	6,967		913,374
			31,116,813
Consumer Services - 1.6%
Carnival	43,683		2,587,781
Chipotle Mexican Grill	2,523	[b]	1,094,124
Darden Restaurants	13,662		1,461,014
H&R Block	23,710	[a]	596,544
Hilton Worldwide Holdings	30,836		2,425,560
Marriott International, Cl. A	32,208		4,117,471
McDonald's	85,326		13,442,258
MGM Resorts International	55,328		1,735,639
Norwegian Cruise Line Holdings	22,714	[b]	1,136,381
Royal Caribbean Cruises	18,334		2,067,342
Starbucks	149,974		7,857,138
Wynn Resorts	8,920		1,487,678
Yum! Brands	35,651		2,826,768
			42,835,698
Diversified Financials - 5.2%
Affiliated Managers Group	5,665		906,457
American Express	78,175		7,779,976

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Diversified Financials - 5.2% (continued)
Ameriprise Financial	15,884		2,313,822
Bank of New York Mellon	108,513		5,802,190
Berkshire Hathaway, Cl. B	208,942	[b]	41,343,354
BlackRock	13,452		6,763,128
Capital One Financial	53,126		5,010,844
Cboe Global Markets	12,542		1,218,204
Charles Schwab	129,937		6,634,583
CME Group	36,594		5,822,837
Discover Financial Services	38,830		2,772,850
E*TRADE Financial	28,135	[b]	1,682,754
Franklin Resources	36,300		1,245,816
Goldman Sachs Group	38,075		9,040,147
Intercontinental Exchange	62,727		4,636,153
Invesco	43,187		1,165,617
Jefferies Financial Group	34,364		833,327
Moody's	17,892		3,061,679
Morgan Stanley	148,580		7,512,205
MSCI	9,813		1,630,822
Nasdaq	13,073		1,194,872
Northern Trust	23,165		2,530,081
Raymond James Financial	13,751		1,259,454
S&P Global	27,279		5,467,803
State Street	40,273		3,556,509
Synchrony Financial	78,199		2,263,079
T. Rowe Price Group	26,751		3,185,509
			136,634,072
Energy - 6.2%
Anadarko Petroleum	56,199		4,110,957
Andeavor	14,947		2,242,947
Apache	42,591	[a]	1,959,186
Baker Hughes a GE	45,314	[a]	1,566,958
Cabot Oil & Gas	49,691		1,167,739
Chevron	207,440		26,193,449
Cimarex Energy	10,277		1,013,312
Concho Resources	20,628	[b]	3,008,594
ConocoPhillips	126,472		9,127,484
Devon Energy	56,940		2,562,869
EOG Resources	62,961		8,118,191
EQT	27,339		1,358,202
Exxon Mobil	459,631		37,464,523
Halliburton	94,010		3,987,904
Helmerich & Payne	12,025		737,734
Hess	28,755		1,887,191
HollyFrontier	19,170		1,429,699

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 6.2% (continued)
Kinder Morgan	208,103		3,700,071
Marathon Oil	92,604		1,955,796
Marathon Petroleum	50,261		4,062,597
National Oilwell Varco	40,333	[a]	1,960,990
Newfield Exploration	23,210	[b]	666,591
Noble Energy	51,379		1,854,268
Occidental Petroleum	83,242		6,986,501
ONEOK	44,050		3,102,882
Phillips 66	45,070		5,558,934
Pioneer Natural Resources	18,222		3,448,878
Schlumberger	150,341		10,151,024
TechnipFMC	47,126		1,533,951
Valero Energy	46,726		5,530,022
Williams	91,073		2,709,422
			161,158,866
Food & Staples Retailing - 1.7%
Costco Wholesale	47,660		10,423,719
CVS Health	110,330		7,156,004
Kroger	86,942		2,521,318
Sysco	52,525		3,530,205
Walgreens Boots Alliance	91,580		6,192,640
Walmart	157,252		14,031,596
			43,855,482
Food, Beverage & Tobacco - 3.9%
Altria Group	204,980		12,028,226
Archer-Daniels-Midland	61,580		2,971,851
Brown-Forman, Cl. B	28,849		1,535,344
Campbell Soup	20,522	[a]	839,350
Coca-Cola	416,224		19,408,525
Conagra Brands	42,498		1,560,102
Constellation Brands, Cl. A	18,267		3,840,271
General Mills	64,232		2,958,526
Hershey	15,598		1,531,880
Hormel Foods	28,962	[a]	1,041,763
J.M. Smucker	12,239	[a]	1,359,998
Kellogg	26,641	[a]	1,892,310
Kraft Heinz	65,395		3,940,049
McCormick & Co.	13,461	[a]	1,582,206
Molson Coors Brewing, Cl. B	20,062		1,344,154
Mondelez International, Cl. A	161,416		7,002,226
Monster Beverage	44,186	[b]	2,652,044
PepsiCo	154,280		17,742,200
Philip Morris International	168,484		14,540,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Food, Beverage & Tobacco - 3.9% (continued)
Tyson Foods, Cl. A	32,136		1,852,640
			101,623,834
Health Care Equipment & Services - 6.0%
Abbott Laboratories	190,231		12,467,740
ABIOMED	4,545	[b]	1,611,339
Aetna	35,501		6,688,033
Align Technology	7,663	[b]	2,733,009
AmerisourceBergen	17,456		1,428,424
Anthem	27,495		6,956,235
Baxter International	53,207		3,854,847
Becton Dickinson	28,995		7,259,478
Boston Scientific	149,569	[b]	5,027,014
Cardinal Health	33,902		1,693,405
Centene	22,233	[b]	2,897,627
Cerner	33,972	[b]	2,108,982
Cigna	26,560		4,765,395
Cooper	5,191	[a]	1,352,255
Danaher	66,646		6,836,547
DaVita	15,188	[b]	1,067,413
Dentsply Sirona	25,065		1,205,877
Edwards Lifesciences	22,536	[b]	3,210,253
Envision Healthcare	13,501	[b]	597,554
Express Scripts Holding	61,276	[b]	4,868,991
HCA Healthcare	30,036		3,731,372
Henry Schein	16,985	[a,b]	1,348,779
Hologic	30,161	[b]	1,294,209
Humana	15,060		4,731,551
IDEXX Laboratories	9,621	[b]	2,356,472
Intuitive Surgical	12,291	[b]	6,246,163
Laboratory Corporation of America
Holdings	10,969	[b]	1,923,304
McKesson	22,155		2,782,668
Medtronic	146,124		13,184,769
Quest Diagnostics	14,824		1,596,841
ResMed	15,127		1,600,134
Stryker	35,166		5,740,849
UnitedHealth Group	104,503		26,462,250
Universal Health Services, Cl. B	9,110		1,112,331
Varian Medical Systems	9,594	[b]	1,107,627
Zimmer Biomet Holdings	21,834		2,740,604
			156,590,341
Household & Personal Products - 1.5%
Church & Dwight	25,600	[a]	1,431,040
Clorox	13,825	[a]	1,868,725

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Household & Personal Products - 1.5% (continued)
Colgate-Palmolive	95,388		6,391,950
Coty, Cl. A	49,379	[a]	662,172
Estee Lauder, Cl. A	24,243		3,271,350
Kimberly-Clark	38,364		4,368,125
Procter & Gamble	272,195		22,015,132
			40,008,494
Insurance - 2.4%
Aflac	83,495		3,885,857
Allstate	37,969		3,611,611
American International Group	97,336		5,373,921
Aon	26,529		3,808,238
Arthur J. Gallagher & Co.	19,167		1,367,565
Assurant	5,725		631,468
Brighthouse Financial	13,000		564,590
Chubb	50,577		7,066,618
Cincinnati Financial	15,824		1,196,769
Everest Re Group	4,255		929,079
Hartford Financial Services Group	38,600		2,034,220
Lincoln National	23,148		1,576,379
Loews	29,194		1,482,471
Marsh & McLennan Cos.	55,448		4,622,145
MetLife	111,963		5,121,188
Principal Financial Group	29,454		1,710,688
Progressive	63,619		3,817,776
Prudential Financial	46,088		4,650,740
Torchmark	11,331		997,921
Travelers	29,574		3,848,760
Unum Group	24,075		956,500
Willis Towers Watson	14,497		2,311,112
XL Group	27,102		1,523,945
			63,089,561
Materials - 2.6%
Air Products & Chemicals	23,910		3,925,305
Albemarle	11,288	[a]	1,063,330
Avery Dennison	9,649		1,106,547
Ball	38,857	[a]	1,514,257
CF Industries Holdings	25,441		1,130,089
DowDuPont	252,109		17,337,536
Eastman Chemical	15,333		1,588,805
Ecolab	28,304		3,982,373
FMC	14,821		1,332,111
Freeport-McMoRan	146,846		2,422,959
International Flavors & Fragrances	8,700		1,155,012
International Paper	44,853		2,409,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 2.6% (continued)
LyondellBasell Industries, Cl. A	35,079		3,886,402
Martin Marietta Materials	6,757		1,347,481
Mosaic	37,038		1,115,214
Newmont Mining	56,810		2,083,791
Nucor	34,631		2,317,853
Packaging Corporation of America	9,723		1,097,727
PPG Industries	27,728		3,068,380
Praxair	30,809		5,160,507
Sealed Air	19,271		849,273
Sherwin-Williams	8,855		3,902,664
Vulcan Materials	14,157		1,585,584
WestRock	27,148		1,574,041
			66,957,193
Media - 2.2%
CBS, Cl. B	37,820		1,991,979
Charter Communications, Cl. A	20,004	[b]	6,092,818
Comcast, Cl. A	500,269		17,899,625
Discovery, Cl. A	18,729	[b]	497,817
Discovery, Cl. C	36,779	[b]	902,924
DISH Network, Cl. A	23,736	[b]	749,108
Interpublic Group of Companies	41,443		934,540
News Corp., Cl. A	44,393		669,003
News Corp., Cl. B	11,742		179,653
Omnicom Group	25,458	[a]	1,752,274
Twenty-First Century Fox, Cl. A	114,385		5,147,325
Twenty-First Century Fox, Cl. B	47,931		2,129,095
Viacom, Cl. B	38,798		1,127,082
Walt Disney	161,533		18,343,687
			58,416,930
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
AbbVie	165,057		15,223,207
Agilent Technologies	34,432		2,273,889
Alexion Pharmaceuticals	24,383	[b]	3,241,964
Allergan	36,776		6,770,094
Amgen	72,603		14,270,120
Biogen	23,028	[b]	7,699,872
Bristol-Myers Squibb	176,716		10,382,065
Celgene	77,028	[b]	6,939,453
Eli Lilly & Co.	104,266		10,302,523
Gilead Sciences	141,213		10,990,608
Illumina	15,925	[b]	5,165,433
Incyte	19,451	[b]	1,294,270
IQVIA Holdings	17,571	[b]	2,142,608
Johnson & Johnson	291,171		38,585,981

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
(continued)
Merck & Co.	292,459		19,264,274
Mettler-Toledo International	2,770	[b]	1,641,253
Mylan	54,976	[b]	2,051,155
Nektar Therapeutics	17,397	[b]	915,082
PerkinElmer	11,937	[a]	945,172
Perrigo	14,037	[a]	1,130,259
Pfizer	635,640		25,381,105
Regeneron Pharmaceuticals	8,356	[b]	3,075,092
Thermo Fisher Scientific	43,667		10,241,222
Vertex Pharmaceuticals	27,237	[b]	4,767,837
Waters	8,260	[b]	1,629,450
Zoetis	52,665		4,554,469
			210,878,457
Real Estate - 2.8%
Alexandria Real Estate Equities	11,147	[c]	1,420,574
American Tower	47,418	[c]	7,029,244
Apartment Investment & Management,
Cl. A	16,836	[c]	718,055
AvalonBay Communities	15,234	[c]	2,694,133
Boston Properties	16,452	[c]	2,065,220
CBRE Group, Cl. A	33,344	[b,c]	1,660,531
Crown Castle International	44,697	[c]	4,953,769
Digital Realty Trust	21,863	[c]	2,654,605
Duke Realty	40,582	[c]	1,181,748
Equinix	8,466	[c]	3,718,944
Equity Residential	40,057	[c]	2,620,930
Essex Property Trust	7,211	[c]	1,733,885
Extra Space Storage	13,256	[c]	1,245,666
Federal Realty Investment Trust	8,044	[c]	1,009,522
GGP	67,464	[c]	1,438,332
HCP	52,026	[c]	1,347,473
Host Hotels & Resorts	77,323	[c]	1,619,144
Iron Mountain	30,716	[c]	1,078,439
Kimco Realty	49,340	[c]	823,485
Macerich	12,537	[c]	740,435
Mid-America Apartment Communities	11,993	[c]	1,208,655
Prologis	57,871	[c]	3,797,495
Public Storage	16,023	[c]	3,490,290
Realty Income	30,033	[c]	1,674,940
Regency Centers	16,795	[c]	1,068,666
SBA Communications	12,671	[b,c]	2,005,186
Simon Property Group	33,558	[c]	5,913,255
SL Green Realty	9,415	[c]	970,781

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 2.8% (continued)
UDR	30,420	[c]	1,170,562
Ventas	38,036	[c]	2,144,470
Vornado Realty Trust	18,075	[c]	1,299,954
Welltower	39,953	[c]	2,501,058
Weyerhaeuser	81,806	[c]	2,796,129
			71,795,575
Retailing - 7.0%
Advance Auto Parts	7,764	[a]	1,096,510
Amazon. com	43,716	[b]	77,702,567
AutoZone	2,900	[b]	2,046,037
Best Buy	27,321		2,049,895
Booking Holdings	5,234	[b]	10,618,320
CarMax	19,685	[a,b]	1,470,076
Dollar General	28,341		2,781,669
Dollar Tree	26,172	[b]	2,388,980
Expedia	13,288	[a]	1,778,466
Foot Locker	12,154		593,237
Gap	23,869		720,128
Genuine Parts	15,964		1,553,457
Home Depot	125,308		24,750,836
Kohl's	18,023		1,331,359
L Brands	27,155		859,999
LKQ	33,205	[b]	1,113,032
Lowe's	90,014		8,941,991
Macy's	32,495	[a]	1,291,026
Netflix	47,181	[b]	15,921,228
Nordstrom	12,960	[a]	679,234
O'Reilly Automotive	8,929	[b]	2,732,274
Ross Stores	41,764		3,651,427
Target	57,985		4,678,230
The TJX Companies	68,397		6,652,292
Tiffany & Co.	10,802		1,485,923
Tractor Supply	13,746		1,072,738
TripAdvisor	10,513	[b]	609,649
Ulta Beauty	6,071	[b]	1,483,692
			182,054,272
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	90,457	[a,b]	1,658,077
Analog Devices	40,476		3,891,363
Applied Materials	109,714		5,335,392
Broadcom	43,561		9,660,523
Intel	505,492		24,314,165
KLA-Tencor	17,301		2,031,483
Lam Research	17,577		3,350,879

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors & Semiconductor Equipment - 3.9%
(continued)
Microchip Technology	24,819	[a]	2,318,839
Micron Technology	125,508	[b]	6,625,567
NVIDIA	65,878		16,130,887
Qorvo	13,905	[b]	1,136,873
QUALCOMM	160,548		10,289,521
Skyworks Solutions	19,844		1,876,846
Texas Instruments	106,507		11,856,359
Xilinx	27,053		1,949,710
			102,426,484
Software & Services - 15.5%
Accenture, Cl. A	69,658		11,098,609
Activision Blizzard	82,278		6,040,851
Adobe Systems	53,229	[b]	13,024,072
Akamai Technologies	17,952	[b]	1,351,068
Alliance Data Systems	5,152		1,158,582
Alphabet, Cl. A	32,421	[b]	39,787,700
Alphabet, Cl. C	32,961	[b]	40,122,107
ANSYS	9,083	[b]	1,533,937
Autodesk	23,718	[b]	3,046,340
Automatic Data Processing	48,034		6,484,110
Broadridge Financial Solutions	12,805		1,446,709
CA	33,288		1,471,662
Cadence Design Systems	31,983	[b]	1,410,130
Citrix Systems	13,584	[b]	1,493,832
Cognizant Technology Solutions, Cl. A	64,127		5,226,350
DXC Technology	30,508		2,585,248
eBay	100,533	[b]	3,362,829
Electronic Arts	32,877	[b]	4,232,914
Facebook, Cl. A	260,374	[b]	44,935,345
Fidelity National Information Services	35,581		3,669,469
Fiserv	45,135	[b]	3,406,790
Gartner	9,875	[a,b]	1,337,371
Global Payments	16,954		1,908,512
International Business Machines	92,428		13,395,590
Intuit	26,556		5,423,797
Mastercard, Cl. A	99,644		19,729,512
Microsoft	834,180		88,489,814
Oracle	323,826		15,440,024
Paychex	33,845		2,335,982
PayPal Holdings	121,566	[b]	9,985,431
Red Hat	19,438	[b]	2,745,229
salesforce.com	76,500	[b]	10,491,975
Symantec	65,925		1,333,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 15.5% (continued)
Synopsys	15,996	[b]	1,430,522
Take-Two Interactive Software	12,487	[b]	1,411,281
Total System Services	18,028		1,650,283
Twitter	69,797	[b]	2,224,430
VeriSign	10,382	[b]	1,507,778
Visa, Cl. A	193,994	[a]	26,526,740
Western Union	50,583		1,019,753
			405,275,682
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	33,354		3,118,933
Apple	533,675		101,553,016
Cisco Systems	511,242		21,620,424
Corning	90,470		3,001,795
F5 Networks	6,532	[b]	1,119,454
FLIR Systems	14,333		839,914
Hewlett Packard Enterprise	168,249		2,597,765
HP	176,109		4,064,596
IPG Photonics	4,106	[b]	673,548
Juniper Networks	37,722		993,597
Motorola Solutions	17,381		2,108,315
NetApp	29,040		2,251,181
Seagate Technology	30,990		1,630,694
TE Connectivity	38,423		3,595,240
Western Digital	31,948		2,241,152
Xerox	22,198		576,482
			151,986,106
Telecommunication Services - 1.9%
AT&T	788,593		25,211,318
CenturyLink	105,282		1,976,143
Verizon Communications	448,511		23,161,108
			50,348,569
Transportation - 2.2%
Alaska Air Group	12,751	[a]	801,145
American Airlines Group	46,201	[a]	1,826,788
C.H. Robinson Worldwide	15,271		1,408,444
CSX	95,932		6,780,474
Delta Air Lines	70,326		3,827,141
Expeditors International of Washington	18,546		1,412,649
FedEx	26,795		6,588,087
J.B. Hunt Transport Services	9,689		1,161,711
Kansas City Southern	11,305		1,314,432
Norfolk Southern	30,581		5,168,189
Southwest Airlines	57,861		3,365,196
Union Pacific	84,256		12,629,132

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Transportation - 2.2% (continued)
United Continental Holdings	25,642	[b]	2,061,617
United Parcel Service, Cl. B	74,897		8,979,401
			57,324,406
Utilities - 2.9%
AES	71,523		955,547
Alliant Energy	24,148		1,037,640
Ameren	26,840		1,665,690
American Electric Power	52,884		3,762,168
American Water Works	19,734		1,741,525
CenterPoint Energy	47,600		1,355,648
CMS Energy	29,908		1,445,753
Consolidated Edison	33,856		2,672,254
Dominion Energy	71,157		5,102,668
DTE Energy	19,057		2,068,447
Duke Energy	75,804		6,187,122
Edison International	35,359		2,355,970
Entergy	18,772		1,525,788
Evergy	29,311		1,644,054
Eversource Energy	34,376		2,087,311
Exelon	103,612		4,403,510
FirstEnergy	48,864	[a]	1,731,252
NextEra Energy	50,863		8,521,587
NiSource	38,418		1,005,783
NRG Energy	33,847		1,071,934
PG&E	54,867		2,363,670
Pinnacle West Capital	12,203		981,487
PPL	76,125	[a]	2,190,116
Public Service Enterprise Group	54,329		2,801,203
SCANA	16,841		673,472
Sempra Energy	28,619		3,308,070
Southern	108,209		5,258,957
WEC Energy Group	33,744		2,239,589
Xcel Energy	54,348		2,546,747
			74,704,962
Total Common Stocks (cost $728,324,828)			2,590,036,292
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.88%, 9/6/18
(cost $1,162,805)	1,165,000	[d,e]	1,162,804

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $19,552,852)	1.89	19,552,852 [f]	19,552,852

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $733,144)	1.87	733,144 [f]	733,144
Total Investments (cost $749,773,629)		100.1%	2,611,485,092
Liabilities, Less Cash and Receivables		(.1%)	(1,522,257)
Net Assets		100.0%	2,609,962,835

[a] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $79,358,519 and the value of the collateral held by the fund was $80,986,412, consisting of cash collateral of $733,144 and U.S. Government & Agency securities valued at $80,253,268.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,583,070,692	-	-	2,583,070,692
Equity Securities-
Foreign
Common Stocks†	6,965,600	-	-	6,965,600
Registered Investment
Companies	20,285,996	-	-	20,285,996
U.S. Treasury	-	1,162,804	-	1,162,804
Liabilities ($)
Other Financial Instruments:
Futures††	(8,974)	-	-	(8,974)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus S&P 500 Index Fund
July 31, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Standard & Poor's 500 E-
mini	160 9/2018	22,545,774	22,536,800	(8,974)
Gross Unrealized Depreciation				(8,974)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2018, accumulated net unrealized appreciation on investments was $1,861,711,463, consisting of $1,881,860,012 gross unrealized appreciation and $20,148,549 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 1.9%
American Axle & Manufacturing
Holdings	306,798	[a,b]	5,129,663
Cooper Tire & Rubber Co.	154,270	[a]	4,404,408
Cooper-Standard Holding	50,122	[b]	6,756,446
Dorman Products	92,632	[a,b]	6,917,758
Fox Factory Holding	117,889	[a,b]	5,859,083
Gentherm	112,227	[a,b]	5,083,883
LCI Industries	77,696	[a]	7,144,147
Motorcar Parts of America	59,047	[a,b]	1,275,415
Standard Motor Products	61,243	[a]	2,984,984
Superior Industries International	69,662	[a]	1,278,298
Winnebago Industries	89,144	[a]	3,556,846
			50,390,931
Banks - 10.0%
Ameris Bancorp	123,521		5,756,079
Banc of California	128,227		2,564,540
Banner	101,076		6,364,756
Berkshire Hills Bancorp	112,209	[a]	4,555,685
BofI Holding	171,718	[b]	6,700,436
Boston Private Financial Holdings	260,368		3,749,299
Brookline Bancorp	248,144	[a]	4,516,221
Central Pacific Financial	91,895		2,532,626
City Holding	47,134	[a]	3,793,344
Columbia Banking System	225,501	[a]	9,229,756
Community Bank System	156,932	[a]	9,925,949
Customers Bancorp	91,925	[b]	2,341,330
CVB Financial	319,652	[a]	7,646,076
Dime Community Bancshares	92,097	[a]	1,584,068
Fidelity Southern	68,148		1,630,782
First BanCorp	561,741	[b]	4,617,511
First Commonwealth Financial	309,921		5,228,367
First Financial Bancorp	301,133		9,139,387
First Financial Bankshares	208,104	[a]	11,778,686
First Midwest Bancorp	317,533		8,468,605
Franklin Financial Network	38,260	[a,b]	1,497,879
Glacier Bancorp	244,555	[a]	10,442,498
Great Western Bancorp	181,489		7,595,315
Green Bancorp	82,636		2,008,055
Hanmi Financial	100,837		2,525,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Banks - 10.0% (continued)
Heritage Financial	90,284	[a]	3,164,454
HomeStreet	86,466	[a,b]	2,559,394
Hope Bancorp	401,671	[a]	6,740,039
Independent Bank	85,936		7,596,742
LegacyTexas Financial Group	131,126		5,747,253
Meta Financial Group	27,900	[a]	2,495,655
National Bank Holdings, Cl. A	83,044		3,286,882
NBT Bancorp	132,996		5,351,759
NMI Holdings, Cl. A	178,468	[b]	3,729,981
Northfield Bancorp	140,201	[a]	2,335,749
Northwest Bancshares	321,088	[a]	5,786,006
OFG Bancorp	132,204		2,201,197
Old National Bancorp	412,577	[a]	8,024,623
Opus Bank	53,213	[a]	1,505,928
Oritani Financial	124,772	[a]	1,996,352
Pacific Premier Bancorp	120,769	[b]	4,468,453
Preferred Bank	43,947	[a]	2,735,261
Provident Financial Services	185,868	[a]	4,747,069
S&T Bancorp	106,730	[a]	4,777,235
Seacoast Banking Corporation of Florida	143,283	[a,b]	4,199,625
ServisFirst Bancshares	139,344	[a]	5,887,284
Simmons First National, Cl. A	241,631		7,200,604
Southside Bancshares	85,884	[a]	2,944,962
Tompkins Financial	38,349	[a]	3,285,742
TrustCo Bank	299,203		2,722,747
United Community Banks	229,558		6,893,627
Walker & Dunlop	87,188	[a]	5,166,761
Westamerica Bancorporation	82,238	[a]	4,935,925
			258,680,526
Capital Goods - 11.9%
AAON	123,011	[a]	4,643,665
AAR	98,246	[a]	4,657,843
Actuant, Cl. A	187,324	[a]	5,348,100
Aegion	98,573	[b]	2,442,639
Aerojet Rocketdyne Holdings	235,621	[a,b]	7,940,428
Aerovironment	64,888	[a,b]	4,776,406
Alamo Group	30,522		2,838,546
Albany International, Cl. A	90,730		6,001,789
American Woodmark	43,272	[a,b]	3,611,048
Apogee Enterprises	88,902	[a]	4,512,666
Applied Industrial Technologies	119,171		8,896,115
Astec Industries	59,309	[a]	2,913,851
Axon Enterprise	176,856	[b]	12,013,828
AZZ	80,431		4,359,360

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 11.9% (continued)
Barnes Group	148,989		10,108,904
Briggs & Stratton	130,742		2,312,826
Chart Industries	95,510	[a,b]	7,458,376
CIRCOR International	63,206	[a,b]	2,803,186
Comfort Systems USA	115,960		6,441,578
Cubic	76,362		5,200,252
DXP Enterprises	48,505	[b]	2,005,197
Encore Wire	64,598		3,149,152
Engility Holdings	54,549	[b]	1,887,395
EnPro Industries	64,970		4,963,058
ESCO Technologies	79,012	[a]	4,918,497
Federal Signal	183,057		4,347,604
Franklin Electric Co.	117,669	[a]	5,818,732
Gibraltar Industries	98,248	[a,b]	4,268,876
Griffon	102,781		1,839,780
Harsco	248,599	[b]	6,301,985
Hillenbrand	192,461		9,661,542
Insteel Industries	54,724		2,250,798
John Bean Technologies	97,723	[a]	10,808,164
Kaman	86,123	[a]	5,703,065
Lindsay	32,871	[a]	3,094,476
Lydall	54,006	[b]	2,505,878
Mercury Systems	150,711	[a,b]	6,289,170
Moog, Cl. A	99,945		7,496,874
Mueller Industries	175,443		5,808,918
MYR Group	49,497	[b]	1,825,944
National Presto Industries	15,424	[a]	1,922,602
Orion Group Holdings	84,705	[b]	776,745
Patrick Industries	71,905	[a,b]	4,404,181
PGT Innovations	152,710	[b]	3,665,040
Powell Industries	26,159		958,727
Proto Labs	77,108	[a,b]	9,611,512
Quanex Building Products	105,509		1,867,509
Raven Industries	110,922		4,303,774
Simpson Manufacturing	126,996	[a]	9,265,628
SPX	132,709	[b]	4,923,504
SPX FLOW	132,962	[b]	6,318,354
Standex International	39,684		4,113,247
Tennant	54,857	[a]	4,462,617
The Greenbrier Companies	86,291		4,888,385
Titan International	149,241		1,580,462
Trex	181,096	[a,b]	14,078,403
Triumph Group	154,139	[a]	3,213,798
Universal Forest Products	189,662		6,987,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 11.9% (continued)
Veritiv	35,133	[a,b]	1,345,594
Vicor	50,887	[a,b]	2,928,547
Wabash National	178,889	[a]	3,542,002
Watts Water Technologies, Cl. A	86,783		7,424,286
			306,808,576
Commercial & Professional Services - 5.3%
ABM Industries	202,665	[a]	6,323,148
ASGN	149,496	[b]	13,499,489
Brady, Cl. A	150,905		5,772,116
Essendant	118,621		1,972,667
Exponent	160,221		7,834,807
Forrester Research	30,318	[a]	1,402,208
FTI Consulting	116,357	[b]	9,187,549
Heidrick & Struggles International	61,113		2,499,522
Insperity	115,037		10,940,019
Interface	181,507		4,065,757
Kelly Services, Cl. A	95,722		2,325,087
Korn/Ferry International	173,932		11,476,033
LSC Communications	104,907		1,575,703
Matthews International, Cl. A	97,898		5,144,540
Mobile Mini	137,570	[a]	5,867,360
Multi-Color	43,152	[a]	2,863,135
Navigant Consulting	140,126	[b]	3,049,142
R.R. Donnelley & Sons Co.	209,369	[a]	1,235,277
Resources Connection	88,711		1,410,505
Team	89,991	[a,b]	1,961,804
Tetra Tech	171,191		10,408,413
TrueBlue	116,604	[b]	3,154,138
UniFirst	47,489		8,887,566
US Ecology	66,900		4,535,820
Viad	63,328	[a]	3,635,027
WageWorks	123,826	[a,b]	6,538,013
			137,564,845
Consumer Durables & Apparel - 4.0%
Callaway Golf	287,723	[a]	5,535,791
Cavco Industries	25,909	[b]	5,504,367
Crocs	208,516	[b]	3,776,225
Ethan Allen Interiors	76,026		1,710,585
Fossil Group	133,839	[b]	3,506,582
G-III Apparel Group	128,853	[a,b]	5,888,582
Installed Building Products	63,273	[a,b]	3,454,706
iRobot	86,901	[a,b]	6,886,904
La-Z-Boy	143,553		4,378,366
LGI Homes	55,285	[a,b]	2,857,682

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Durables & Apparel - 4.0% (continued)
M.D.C. Holdings	137,229		3,985,130
M/I Homes	86,676	[a,b]	2,241,441
Meritage Homes	117,897	[b]	5,087,256
Movado Group	47,947		2,387,761
Nautilus	92,347	[a,b]	1,315,945
Oxford Industries	51,669	[a]	4,759,748
Perry Ellis International	39,275	[b]	1,101,271
Steven Madden	162,046	[a]	8,758,586
Sturm Ruger & Co.	54,081	[a]	2,931,190
TopBuild	109,794	[b]	8,155,498
Unifi	51,083	[a,b]	1,541,174
Universal Electronics	42,993	[a,b]	1,502,605
Vera Bradley	58,907	[b]	782,874
Vista Outdoor	178,252	[b]	2,894,812
William Lyon Homes, Cl. A	86,580	[a,b]	1,890,041
Wolverine World Wide	291,660		10,318,931
			103,154,053
Consumer Services - 2.8%
American Public Education	49,314	[b]	2,174,747
Belmond, Cl. A	260,383	[a,b]	2,929,309
BJ's Restaurants	54,737		3,462,115
Capella Education	36,097		3,754,088
Career Education	202,058	[b]	3,717,867
Chuy's Holdings	52,072	[a,b]	1,648,079
Dave & Buster's Entertainment	121,041	[b]	5,949,165
DineEquity	54,153	[a]	3,846,488
El Pollo Loco Holdings	66,016	[a,b]	765,786
Fiesta Restaurant Group	83,473	[a,b]	2,424,891
Marriott Vacations Worldwide	72,814	[a]	8,672,876
Monarch Casino & Resort	34,183	[b]	1,629,504
Penn National Gaming	260,203	[b]	8,339,506
Red Robin Gourmet Burgers	38,974	[a,b]	1,843,470
Regis	105,326	[a,b]	1,838,992
Ruth's Hospitality Group	87,490		2,532,836
Shake Shack, Cl. A	59,852	[a,b]	3,730,575
Sonic	114,171		4,013,111
Strayer Education	32,774		3,862,088
Wingstop	90,230	[a]	4,452,850
			71,588,343
Diversified Financials - 3.6%
Apollo Commercial Real Estate Finance	345,186	[a,c]	6,589,601
ARMOUR Residential	129,924	[a,c]	3,088,293
Capstead Mortgage	287,309	[c]	2,404,776
Donnelley Financial Solutions	101,815	[b]	2,117,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Diversified Financials - 3.6% (continued)
Encore Capital Group	74,032	[a,b]	2,672,555
Enova International	103,414	[b]	3,205,834
EZCORP, Cl. A	160,206	[a,b]	1,834,359
FirstCash	139,703		11,343,884
Granite Point Mortgage Trust	133,294	[c]	2,532,586
Green Dot, Cl. A	143,802	[b]	11,406,375
Greenhill & Co.	70,140	[a]	2,293,578
INTL. FCStone	48,651	[b]	2,607,207
Invesco Mortgage Capital	349,395	[a,c]	5,796,463
Investment Technology Group	99,520		2,204,368
New York Mortgage Trust	336,694	[a,c]	2,090,870
PennyMac Mortgage Investment Trust	185,926	[a,c]	3,586,513
Piper Jaffray	44,247		3,422,505
PRA Group	139,668	[a,b]	5,474,986
Redwood Trust	231,969	[c]	3,899,399
Virtus Investment Partners	22,076	[a]	2,941,627
Waddell & Reed Financial, Cl. A	253,377	[a]	5,247,438
WisdomTree Investments	355,467	[a]	3,106,782
World Acceptance	18,299	[a,b]	1,828,253
			91,696,004
Energy - 4.3%
Archrock	394,218		5,381,076
Bonanza Creek Energy	62,962	[b]	2,342,186
Bristow Group	99,742	[a,b]	1,394,393
C&J Energy Services	196,580	[a,b]	4,572,451
CARBO Ceramics	64,206	[a,b]	599,042
Carrizo Oil & Gas	243,349	[a,b]	6,857,575
Cloud Peak Energy	230,038	[b]	600,399
CONSOL Energy	78,165		3,254,009
Denbury Resources	1,254,462	[a,b]	5,657,624
Era Group	60,740	[b]	858,256
Exterran	98,468	[b]	2,729,533
Geospace Technologies	43,239	[a,b]	608,373
Green Plains	122,126	[a]	2,027,292
Gulf Island Fabrication	36,080	[a]	326,524
Helix Energy Solutions Group	430,742	[b]	4,311,727
HighPoint Resources	306,106	[a,b]	2,001,933
Matrix Service	82,586	[b]	1,647,591
Newpark Resources	285,126	[a,b]	3,150,642
Noble	762,323	[a,b]	4,451,966
Oil States International	187,249	[a,b]	6,534,990
Par Pacific Holdings	77,860	[a,b]	1,363,329
PDC Energy	203,257	[a,b]	12,801,126
Penn Virginia	41,952	[a,b]	3,545,783

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 4.3% (continued)
Pioneer Energy Services	233,902	[b]	771,877
ProPetro Holding	219,134	[a,b]	3,602,563
Renewable Energy Group	102,424	[a,b]	1,746,329
REX American Resources	17,366	[a,b]	1,337,182
Ring Energy	163,287	[a,b]	2,018,227
SEACOR Holdings	52,252	[a,b]	2,757,338
SRC Energy	745,727	[a,b]	8,441,630
TETRA Technologies	377,295	[a,b]	1,626,141
U.S. Silica Holdings	239,703	[a]	6,462,393
Unit	167,013	[a,b]	4,158,624
			109,940,124
Food & Staples Retailing - .4%
Andersons	82,148	[a]	2,895,717
SpartanNash	108,417		2,597,671
SUPERVALU	117,602	[b]	3,800,897
			9,294,285
Food, Beverage & Tobacco - 1.8%
B&G Foods	205,356	[a]	6,448,178
Calavo Growers	48,149	[a]	4,453,782
Cal-Maine Foods	90,943	[a,b]	4,092,435
Coca-Cola Bottling	13,974	[a]	2,027,907
Darling Ingredients	506,822	[b]	10,182,054
Dean Foods	279,345	[a]	2,743,168
J&J Snack Foods	46,111		6,684,251
John B. Sanfilippo & Son	26,840	[a]	2,063,191
MGP Ingredients	38,585	[a]	3,166,671
Seneca Foods, Cl. A	20,299	[b]	547,058
Universal	76,885		5,312,753
			47,721,448
Health Care Equipment & Services - 7.4%
Abaxis	70,554		5,855,982
Aceto	93,498	[a]	305,738
Amedisys	88,139	[b]	8,252,455
AMN Healthcare Services	147,363	[a,b]	8,915,461
AngioDynamics	110,780	[b]	2,341,889
Anika Therapeutics	44,194	[a,b]	1,769,086
BioTelemetry	95,029	[a,b]	4,989,022
Community Health Systems	344,731	[a,b]	1,151,402
Computer Programs & Systems	34,988		1,091,626
CONMED	77,003		5,698,222
CorVel	28,961	[b]	1,660,913
Cross Country Healthcare	109,544	[a,b]	1,284,951
CryoLife	103,051	[a,b]	3,070,920
Cutera	41,678	[a,b]	1,667,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 7.4% (continued)
Diplomat Pharmacy	149,058	[a,b]	3,097,425
Ensign Group	150,221		5,418,471
HealthEquity	161,553	[a,b]	12,197,251
HealthStream	78,453		2,202,960
Heska	20,387	[a,b]	2,043,797
HMS Holdings	256,645	[b]	6,141,515
Inogen	53,546	[b]	10,669,040
Integer Holdings	87,857	[b]	6,277,383
Invacare	104,203	[a]	1,860,024
Lantheus Holdings	93,279	[b]	1,347,882
LeMaitre Vascular	45,732		1,646,352
LHC Group	90,031	[b]	7,749,868
Magellan Health	75,898	[b]	5,521,579
Meridian Bioscience	129,901		2,052,436
Merit Medical Systems	165,892	[a,b]	9,007,936
Natus Medical	102,204	[a,b]	3,730,446
Neogen	158,663	[a,b]	13,073,831
Omnicell	119,872	[a,b]	7,132,384
OraSure Technologies	186,656	[b]	3,133,954
Orthofix International	59,623	[a,b]	3,606,595
Owens & Minor	188,863	[a]	3,563,845
Providence Service	33,618	[b]	2,355,949
Quality Systems	146,550	[b]	2,950,052
Quorum Health	81,369	[b]	393,826
Select Medical Holdings	330,730	[b]	6,879,184
Surmodics	40,620	[b]	2,388,456
Tabula Rasa HealthCare	41,255	[a,b]	2,402,691
Tactile Systems Technology	44,759	[a,b]	2,151,565
Tivity Health	106,119	[a,b]	3,576,210
U.S. Physical Therapy	38,679		4,051,625
Varex Imaging	117,297	[b]	4,485,437
			191,164,756
Household & Personal Products - .9%
Avon Products	1,385,600	[b]	2,203,104
Central Garden & Pet	31,083	[a,b]	1,341,853
Central Garden & Pet, Cl. A	108,687	[b]	4,360,522
Inter Parfums	53,351		3,211,730
Medifast	32,356	[a]	5,554,878
WD-40	43,414	[a]	6,952,752
			23,624,839
Insurance - 3.3%
Ambac Financial Group	138,724	[a,b]	2,832,744
American Equity Investment Life
Holding	277,360		9,910,073

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 3.3% (continued)
AMERISAFE	58,844		3,695,403
eHealth	51,238	[a,b]	1,216,390
Employers Holdings	101,261		4,703,573
HCI Group	23,777		1,017,418
Horace Mann Educators	126,172		5,513,716
James River Group Holdings	91,204	[a]	3,774,934
Kemper	1		71
Maiden Holdings	206,177	[a]	1,793,740
Navigators Group	68,945		4,160,831
ProAssurance	165,288		6,826,394
RLI	120,055		8,975,312
Safety Insurance Group	46,653		4,273,415
Selective Insurance Group	180,815		10,812,737
Stewart Information Services	73,532		3,341,294
Third Point Reinsurance	256,566	[a,b]	3,232,732
United Fire Group	65,566	[a]	3,952,974
United Insurance Holdings	63,001	[a]	1,307,901
Universal Insurance Holdings	99,586		4,421,618
			85,763,270
Materials - 5.1%
A. Schulman	90,112		3,906,355
AdvanSix	94,396	[b]	3,820,206
AK Steel Holding	962,014	[a,b]	4,454,125
American Vanguard	85,275		1,850,468
Balchem	98,844	[a]	9,913,065
Boise Cascade	119,960	[a]	5,188,270
Century Aluminum	150,169	[b]	1,923,665
Clearwater Paper	49,479	[a,b]	1,118,225
Flotek Industries	164,637	[a,b]	510,375
FutureFuel	74,749		1,028,546
H.B. Fuller	155,691	[a]	8,824,566
Hawkins	28,601		1,066,817
Haynes International	37,636	[a]	1,598,025
Ingevity	129,504	[b]	12,907,664
Innophos Holdings	60,586		2,737,275
Innospec	75,259		6,092,216
Kaiser Aluminum	52,449	[a]	5,854,357
KapStone Paper and Packaging	270,970		9,424,337
Koppers Holdings	64,652	[b]	2,427,683
Kraton	98,532	[b]	4,738,404
LSB Industries	57,740	[a,b]	379,352
Materion	61,684	[a]	3,867,587
Myers Industries	83,035		1,789,404
Neenah	51,953	[a]	4,561,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 5.1% (continued)
Olympic Steel	27,412	[a]	606,079
P.H. Glatfelter	139,442	[a]	2,282,666
Quaker Chemical	41,079	[a]	7,293,166
Rayonier Advanced Materials	160,854	[a]	2,901,806
Schweitzer-Mauduit International	95,088		3,945,201
Stepan	60,761	[a]	5,321,448
SunCoke Energy	200,765	[b]	2,290,729
TimkenSteel	117,739	[a,b]	1,636,572
Tredegar	76,403	[a]	1,990,298
US Concrete	48,378	[a,b]	2,443,089
			130,693,514
Media - .6%
E.W. Scripps, Cl. A	165,361	[a]	2,166,229
Gannet Company	349,590	[a]	3,695,166
Marcus	59,940		2,310,687
New Media Investment Group	182,425		3,281,826
Scholastic	84,913		3,545,967
			14,999,875
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
Acorda Therapeutics	143,606	[a,b]	3,582,970
AMAG Pharmaceuticals	105,287	[a,b]	2,321,578
Amphastar Pharmaceuticals	110,348	[a,b]	1,925,573
ANI Pharmaceuticals	28,287	[a,b]	1,893,815
Cambrex	102,996	[b]	6,437,250
Corcept Therapeutics	295,721	[a,b]	3,882,817
Cytokinetics	157,070	[a,b]	1,154,465
Depomed	200,397	[b]	1,775,517
Eagle Pharmaceuticals	25,915	[a,b]	2,053,764
Emergent BioSolutions	109,120	[b]	5,930,672
Enanta Pharmaceuticals	44,047	[b]	4,295,463
Endo International	628,214	[a,b]	7,814,982
Innoviva	208,856	[a,b]	2,955,312
Lannett	92,146	[a,b]	1,174,862
Ligand Pharmaceuticals	65,565	[a,b]	14,314,806
Luminex	127,766	[a]	4,326,157
Medicines	199,550	[a,b]	7,928,121
MiMedx Group	301,449	[a,b]	1,281,158
Momenta Pharmaceuticals	239,176	[a,b]	7,079,610
Myriad Genetics	215,247	[a,b]	9,417,056
Phibro Animal Health, Cl. A	60,595		2,902,501
Progenics Pharmaceuticals	224,085	[a,b]	1,789,319
REGENXBIO	82,712	[b]	5,814,654
Repligen	115,956	[a,b]	5,604,153
Spectrum Pharmaceuticals	288,688	[a,b]	6,146,168

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
(continued)
Supernus Pharmaceuticals	159,524	[a,b]	8,446,796
			122,249,539
Real Estate - 5.8%
Acadia Realty Trust	249,193	[a,c]	6,748,146
Agree Realty	94,599	[c]	5,036,451
American Assets Trust	126,646	[c]	4,867,006
Armada Hoffler Properties	138,763	[c]	2,095,321
CareTrust	235,470	[c]	3,981,798
CBL & Associates Properties	550,133	[a,c]	2,998,225
Cedar Realty Trust	242,992	[c]	1,156,642
Chatham Lodging Trust	142,187	[a,c]	3,062,708
Chesapeake Lodging Trust	186,259	[c]	5,964,013
Community Healthcare Trust	52,623	[a,c]	1,578,690
DiamondRock Hospitality	618,000	[c]	7,366,560
Easterly Government Properties	186,856	[a,c]	3,540,921
EastGroup Properties	107,558	[a,c]	10,252,429
Four Corners Property Trust	189,641	[c]	4,722,061
Franklin Street Properties	341,123	[a,c]	3,005,294
Getty Realty	102,444	[c]	2,935,021
Global Net Lease	208,131	[a,c]	4,404,052
Government Properties Income Trust	306,245	[a,c]	4,615,112
Hersha Hospitality Trust	111,491	[c]	2,407,091
HFF, Cl. A	113,413		5,104,719
Independence Realty Trust	266,122	[a,c]	2,701,138
Kite Realty Group Trust	258,620	[a,c]	4,362,919
Lexington Realty Trust	675,786	[a,c]	5,940,159
LTC Properties	120,787	[a,c]	5,093,588
National Storage Affiliates Trust	174,203	[c]	5,022,272
Pennsylvania Real Estate Investment
Trust	211,609	[a,c]	2,247,288
PS Business Parks	61,435	[c]	7,849,550
Ramco-Gershenson Properties Trust	244,570	[a,c]	3,216,095
RE/MAX Holdings, Cl. A	55,017		2,794,864
Retail Opportunity Investments	347,529	[a,c]	6,571,773
Saul Centers	36,400	[a,c]	1,939,392
Summit Hotel Properties	323,510	[a,c]	4,577,666
Universal Health Realty Income Trust	40,317	[c]	2,713,737
Urstadt Biddle Properties, Cl. A	91,467	[c]	2,036,055
Washington Prime Group	567,197	[a,c]	4,554,592
Whitestone	125,545	[a,c]	1,632,085
			149,095,433
Retailing - 4.7%
Abercrombie & Fitch, Cl. A	209,449	[a]	4,961,847

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Retailing - 4.7% (continued)
Asbury Automotive Group	55,797	[a,b]	3,922,529
Ascena Retail Group	512,013	[b]	1,884,208
Barnes & Noble	166,558	[a]	1,016,004
Barnes & Noble Education	112,685	[b]	633,290
Big 5 Sporting Goods	59,988	[a]	386,923
Buckle	88,594	[a]	2,130,686
Caleres	133,434		4,468,705
Cato, Cl. A	70,692		1,760,231
Chico's FAS	394,640		3,433,368
Core-Mark Holding	142,936		3,456,192
DSW, Cl. A	226,568	[a]	6,217,026
Express	236,994	[b]	2,282,252
Francesca's Holdings	106,924	[a,b]	870,361
FTD Cos.	54,027	[b]	195,037
GameStop, Cl. A	310,756	[a]	4,477,994
Genesco	59,869	[a,b]	2,436,668
Group 1 Automotive	60,831	[a]	4,257,562
Guess?	180,198	[a]	4,083,287
Haverty Furniture Cos.	58,543		1,159,151
Hibbett Sports	60,080	[b]	1,378,836
J.C. Penney	977,386	[a,b]	2,394,596
Kirkland's	50,437	[b]	573,973
Lithia Motors, Cl. A	74,706	[a]	6,652,569
Lumber Liquidators Holdings	87,528	[a,b]	1,692,792
MarineMax	68,604	[a,b]	1,286,325
Monro	101,297	[a]	6,832,483
Nutrisystem	90,861	[a]	3,634,440
Office Depot	1,566,277		3,931,355
PetMed Express	61,978	[a]	2,301,243
Rent-A-Center	163,624	[b]	2,428,180
RH	58,996	[a,b]	8,015,197
Shoe Carnival	32,578	[a]	1,021,972
Shutterfly	102,100	[a,b]	8,398,746
Sleep Number	115,909	[a,b]	3,302,247
Sonic Automotive, Cl. A	74,527	[a]	1,516,624
Tailored Brands	157,654	[a]	3,178,305
The Children's Place	51,321	[a]	6,307,351
Tile Shop Holdings	104,749	[a]	869,417
Vitamin Shoppe	70,182	[a,b]	586,020
Zumiez	54,669	[a,b]	1,238,253
			121,574,245
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries	121,204	[b]	7,422,533
Axcelis Technologies	96,397	[b]	2,120,734

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors & Semiconductor Equipment - 3.4%
(continued)
Brooks Automation	220,161	[a]	6,732,523
Cabot Microelectronics	79,080		9,525,186
CEVA	68,184	[b]	2,052,338
Cohu	89,567	[a]	2,255,297
Diodes	118,041	[b]	4,386,404
DSP Group	70,650	[b]	883,125
FormFactor	223,285	[b]	2,891,541
Kopin	183,224	[a,b]	560,665
Kulicke & Soffa Industries	212,379		5,598,310
MaxLinear	187,523	[a,b]	3,246,023
Nanometrics	73,136	[b]	2,754,302
PDF Solutions	85,324	[a,b]	895,902
Photronics	219,498	[b]	1,975,482
Power Integrations	92,310		6,600,165
Rambus	338,017	[a,b]	4,177,890
Rudolph Technologies	97,286	[b]	2,782,380
Semtech	203,714	[b]	9,666,229
SolarEdge Technologies	118,168	[a,b]	6,292,446
Ultra Clean Holdings	116,171	[a,b]	1,559,015
Veeco Instruments	151,386	[a,b]	2,217,805
Xperi	148,203		2,467,580
			89,063,875
Software & Services - 5.5%
8x8	290,602	[b]	5,797,510
Agilysys	45,484	[b]	748,212
Alarm.com Holdings	77,620	[a,b]	3,327,569
Blucora	143,172	[b]	4,975,227
Bottomline Technologies	108,024	[b]	5,822,494
CACI International, Cl. A	75,961	[b]	13,308,367
Cardtronics, Cl. A	142,030	[b]	3,596,200
CSG Systems International	104,022		4,230,575
Ebix	67,137	[a]	5,327,321
EVERTEC	183,943		4,285,872
ExlService Holdings	106,053	[b]	6,325,001
Liquidity Services	72,290	[b]	509,645
LivePerson	172,793	[b]	4,008,798
ManTech International, Cl. A	81,379		4,870,533
MicroStrategy, Cl. A	29,111	[b]	3,788,797
Monotype Imaging Holdings	129,078	[a]	2,665,461
NIC	206,041		3,379,072
OneSpan	92,865	[b]	1,513,700
Perficient	107,243	[b]	2,822,636
Progress Software	140,284		5,161,048

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 5.5% (continued)
Qualys	100,802	[a,b]	8,779,854
QuinStreet	113,201	[a,b]	1,501,045
Shutterstock	56,539	[b]	2,604,752
SPS Commerce	52,992	[b]	4,546,184
Stamps.com	51,266	[a,b]	13,380,426
Sykes Enterprises	123,174	[b]	3,653,341
TiVo	379,755		4,614,023
Travelport Worldwide	388,356		7,339,928
TTEC Holdings	42,748		1,374,348
Virtusa	84,224	[a,b]	4,449,554
XO Group	74,580	[b]	2,101,664
			140,809,157
Technology Hardware & Equipment - 6.2%
3D Systems	347,002	[a,b]	4,223,014
ADTRAN	145,685		2,367,381
Anixter International	90,861	[b]	6,623,767
Applied Optoelectronics	60,731	[a,b]	2,333,892
Badger Meter	90,015	[a]	4,694,282
Bel Fuse, Cl. B	30,704		690,840
Benchmark Electronics	144,940		3,507,548
CalAmp	109,459	[b]	2,491,287
Comtech Telecommunications	72,377		2,431,867
Control4	60,606	[a,b]	1,541,211
Cray	125,958	[a,b]	3,142,652
CTS	100,827		3,518,862
Daktronics	117,566	[a]	1,009,892
Diebold	232,370	[a,b]	2,637,400
Digi International	80,405	[b]	1,085,468
Electro Scientific Industries	105,812	[a]	1,907,790
Electronics For Imaging	137,449	[b]	4,689,760
ePlus	42,347	[b]	4,177,532
Extreme Networks	359,206	[b]	3,053,251
Fabrinet	112,227	[a,b]	4,390,320
FARO Technologies	51,368	[b]	3,344,057
Finisar	353,688	[a,b]	5,959,643
Harmonic	263,319	[a,b]	1,211,267
II-VI	169,600	[a,b]	6,648,320
Insight Enterprises	109,368	[b]	5,497,929
Itron	106,383	[b]	6,510,640
KEMET	151,243	[b]	3,930,806
Knowles	274,462	[a,b]	4,764,660
Methode Electronics	112,388	[a]	4,411,229
MTS Systems	55,289	[a]	3,014,633
NETGEAR	97,219	[a,b]	6,401,871

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Technology Hardware & Equipment - 6.2% (continued)
Oclaro	527,126	[b]	4,459,486
OSI Systems	53,761	[a,b]	4,287,977
Park Electrochemical	58,706		1,297,990
Plexus	101,697	[b]	6,042,836
Rogers	56,621	[b]	6,600,310
Sanmina	211,991	[b]	6,168,938
ScanSource	79,223	[b]	3,267,949
Super Micro Computer	121,132	[a,b]	2,677,017
TTM Technologies	287,379	[a,b]	4,988,899
Viavi Solutions	697,441	[b]	7,058,103
			159,062,576
Telecommunication Services - 1.1%
ATN International	33,399	[a]	2,133,528
Cincinnati Bell	153,120	[b]	2,044,152
Cogent Communications Holdings	130,062	[a]	6,756,721
Consolidated Communications Holdings	196,663	[a]	2,505,487
Frontier Communications	254,638	[a]	1,329,210
Iridium Communications	259,118	[b]	4,482,741
Spok Holdings	60,334		874,843
Vonage Holdings	665,494	[a,b]	8,524,978
			28,651,660
Transportation - 2.3%
Allegiant Travel	38,875	[a]	4,804,950
ArcBest	79,375	[a]	3,694,906
Atlas Air Worldwide Holdings	78,888	[a,b]	5,289,440
Echo Global Logistics	81,697	[b]	2,814,462
Forward Air	89,647		5,728,443
Hawaiian Holdings	158,663	[a]	6,362,386
Heartland Express	153,235	[a]	2,940,580
Hub Group, Cl. A	102,718	[b]	4,766,115
Marten Transport	120,331	[a]	2,629,232
Matson	130,020		4,680,720
Saia	79,209	[b]	5,968,398
SkyWest	160,282		9,600,892
			59,280,524
Utilities - 2.2%
American States Water	113,235	[a]	6,807,688
Avista	202,132		10,223,837
California Water Service Group	148,283	[a]	6,094,431
El Paso Electric	125,302		7,806,315
Northwest Natural Gas	90,071		5,868,126
South Jersey Industries	263,302	[a]	8,933,837

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Utilities - 2.2% (continued)
Spire	154,957		11,094,921
			56,829,155
Total Common Stocks (cost $1,647,224,813)			2,559,701,553
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.88%, 9/6/18
(cost $1,372,399)	1,375,000	[d,e]	1,372,408
	7-Day
	Yield (%)
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $26,167,465)	1.89 26,167,465	[f]	26,167,465

Investment of Cash Collateral for Securities Loaned - 4.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $110,054,879)	1.87 110,054,879	[f]	110,054,879
Total Investments (cost $1,784,819,556)	104.6%		2,697,296,305
Liabilities, Less Cash and Receivables	(4.6%)		(117,892,178)
Net Assets	100.0%		2,579,404,127

[a] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $676,176,630 and the value of the collateral held by the fund was $687,404,005, consisting of cash collateral of $110,054,879 and U.S. Government & Agency securities valued at $577,349,126.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,532,788,616	-	-	2,532,788,616
Equity Securities—
Foreign Common
Stocks†	26,912,937	-	-	26,912,937
Registered Investment
Companies	136,222,344	-	-	136,222,344
U.S. Treasury	-	1,372,408	-	1,372,408
Liabilities ($)
Other Financial
Instruments:
Futures††	(321,033)	-	-	(321,033)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Smallcap Stock Index Fund
July 31, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
E-mini Russell 2000	292 9/2018	24,738,073	24,417,040	(321,033)
Gross Unrealized Depreciation				(321,033)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2018, accumulated net unrealized appreciation on investments was $912,476,749, consisting of $1,005,287,426 gross unrealized appreciation and $92,810,677 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)